UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                               (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2013

Item 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

November 30, 2013

Rx Dividend Income Fund
Rx Dynamic Growth Fund
Rx Dynamic Total Return Fund
Rx Fundamental Growth Fund
Rx High Income Fund
Rx Non Traditional Fund
Rx Premier Managers Fund
Rx Tactical Rotation Fund
Rx Tax Advantaged Fund
Rx Traditional Equity Fund
Rx Traditional Fixed Income Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the RiskX Funds (the “Funds”).  The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds’ distributor is a bank.

The RiskX Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the RiskX Funds, including its principals, and Capital Investment Group, Inc.

Table of Contents
Letter from the CEO and President	3
Dividend Income Fund	5
Dynamic Growth Fund	13
Dynamic Total Return Fund	22
Fundamental Growth Fund	29
High Income Fund	38
Non Traditional Fund	45
Premier Managers Fund	52
Tactical Rotation Fund	58
Tax Advantaged Fund	66
Traditional Equity Fund	73
Traditional Fixed Income Fund	80
Notes to Financial Statements	87
Additional Information	96

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the RiskX Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investment in the Funds is also subject to the following risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Quantitative Model Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Commodities Risk, Real Estate Risk, Corporate Debt Securities Risk, Convertible Securities Risk, Risks from Treasury Inflation-Protected Securities, Mortgage and Asset-Backed Securities Risk,  Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Futures Risk, Risks from Purchasing Options, Risks from Writing Options, Investment Advisor Risk, New Fund Risk, and Operating Risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about January 29, 2014.

For More Information on Your RiskX Funds:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Letter from the CEO and President

January 2, 2014

Dear Shareholders:

Equity Bull Market Continues

Our annual letter to shareholders, which was sent out six months ago, spoke about the continuing strength in equities and some of the potential risk in fixed income.  We could almost paste the previous letter word-for-word as the numbers are nearly identical and many of the same systematic risks are still present.  Since June 1, the S&P 500 Total Return Index (“S&P 500”) has returned just over 11% and on a rolling twelve-month period has returned over 30%.  The S&P 500 is on track to have its best year since 1997 and is up over 170% from the twelve-year low in 2009.  Similarly, the returns of the S&P Global Broad Market Index and the Dow Jones Industrial Average over the last twelve months are both above 25%.  The cumulative effect of strong equity performance has been an increase in the market value of world stocks by an estimated $9 trillion over the last year.  Mutual fund investors have poured money into equity funds to the tune of more than $100 billion over the last six months with International Equity funds alone seeing over $62.7 billion of net new assets.

On the other end of the spectrum, bond returns have been hampered by increases in interest rates.  While short term rates remain essentially unchanged and at near zero levels, the ten-year treasury yield has increased by 62 basis points over the last six months.  At its current level of 2.75%, this represents a change of nearly 30%, which has taken a material toll on many longer-duration investments sensitive to interest rates.  The Barclays US Aggregate Total Return Index has a six-month return of -0.56%.  Only one year ago we were commenting on the massive inflows to fixed income mutual funds and today those same funds have seen in excess of $80 billion of outflows over the last six months.  Municipal bonds, representing an even smaller investable universe than taxable bonds, have seen over $54.9 billion of outflows in the last six months as credit concerns along with increased interest rates have created a significant amount of worry for investors.  For the six month period, the S&P National Municipal Bond Total Return Index has returned -2.26% outpacing the yield on the index.

Outlook

It seems questionable that the economy is truly healthy and a massive black cloud of uncertainty still hanging overhead centers around the lack of a tangible solution to the domestic debt-ceiling with the proverbial can just being kicked down the road over and over.  At some point, a solution will need to be implemented and each time the topic becomes front and center, there are repercussions across all markets.  Equity markets have been reacting favorably to any good news regarding unemployment and GDP, but unfavorable data, particularly on the GDP growth front, could spark an equity correction.  To evolve into a healthy economic environment, there needs to be normalized inflation.  However, inflation can lead to expectations of an inflation premium in rates, which could equate to further increases in nominal rates.  In the short term, higher inflation expectations could impact both fixed income as well as equity markets, but in the long term would be a sign of a healthier, more stable economic environment.

Investors have a need for income and the fixed income arena isn’t necessarily providing it.  We are still in a low rate environment and further increases in rates lead to decreases in the value of principal.  Because of this dual threat, we have been dedicating resources to mitigating risk in our bond-oriented products.  With the Fed finally providing some certainty regarding the QE programs and the word “taper” now being a part of our vocabulary, our Investment Committee has taken the view that the highest probability change in interest rates is most likely an increase of zero to .5% on the ten- year treasury rate over the next twelve months.  Rather than capital markets assumptions, our business model is to identify managers and strategies that can manage not only interest rate risk, but also credit risk and the need for risk-adjusted income.

In the strong bull equity markets which we’ve become accustomed to, efficient exposure to systematic risk has been a winning strategy and some types of active management styles have struggled to outperform.  Risk, by its very definition, has two sides: upside volatility and downside volatility.  In markets that have been on the rise, it becomes easy to be influenced by temporal myopia and focus more on the upside risk than the potential downside.  At the expense of sounding like a broken record each time we publish our outlook, the higher the equity market climbs, the larger the potential for a downside risk event.  This should not come off as contrarian, as fighting the market trend would be futile; rather, we remain focused on diversifying our downside risk mitigation strategies in each product.

Summary

Our investment principal can be summarized quite simply: our primary objective is to utilize all of our available resources to build portfolios with an eye towards various market cycles and to manage associated volatility.  Periods following a massive market drop have shown that risk management can be just as important as capturing upside.  We target relative returns in bull market environments but we feel that we can provide the most value to our investors by earning consistent returns, providing a transparent and fair fee structure, and using technology and innovation to break free of the traditional buy-and-hold methods that can fail to meet the needs of real, live investors.

Very truly yours,

Dale J. Murphey, CEO and President

Rx Dividend Income Fund

January 2, 2014

From June 1, 2013 through November 30, 2013, the Fund’s Institutional Class Shares returned 3.17% and underperformed the S&P Global Broad Market Index (the S&P BMI) by 6.6%.   The allocation maintained a 70% international target and utilizes the Forward International Dividend Fund.  Pressure on emerging markets contributed to lackluster returns on non-domestic stocks.  The remainder of the allocation utilized US traded equities and the domestic segment, when viewed separately, was able to outperform a comparable benchmark.  The largest contribution to positive returns was the largest holding of the Forward International Fund followed by the relatively small holding of Comcast Corp.  Over the period, the holding of Avalon Bay Communities, Phillip Morris, and Fifth Third Bancorp were the only holdings that negatively detracted from performance.

The specific returns of the Fund as of December 31, 2013 are as follows:

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended December 31, 2013 (Unaudited)	1 Year	Inception*	Ratio**	Ratio***
Rx Dividend Income Fund – Institutional Class Shares	16.59%	14.70%	0.70%	2.19%

S&P Global Broad Market Index****	21.15%	17.35%	n/a	n/a

Performance shown is for the period ended December 31, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Dividend Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (Note 1)

COMMON STOCKS - 29.43%

Consumer Discretionary - 4.54%
Comcast Corp.		1,325	$66,078
McDonald's Corp.		951	92,599
			158,677
Energy - 5.70%
Chevron Corp.		411	50,323
ConocoPhillips		867	63,118
Phillips 66		450	31,325
The Williams Cos., Inc.		1,543	54,344
			199,109
Financials - 9.02%
AvalonBay Communities, Inc. REIT		244	28,929
BlackRock, Inc.		342	103,541
CME Group, Inc.		449	36,796
JPMorgan Chase & Co.		1,585	90,694
Silvercrest Asset Management Group, Inc.		3,500	55,650
			315,608
Health Care - 3.92%
Cardinal Health, Inc.		647	41,796
Pfizer, Inc.		3,000	95,190
			136,986
Industrials - 1.55%
3M Co.		405	54,072
			54,072
Information Technology - 4.70%
KLA-Tencor Corp.		550	35,129
Microsoft Corp.		939	35,804
QUALCOMM, Inc.		1,270	93,447
			164,379

Total Common Stocks (Cost $933,107)			1,028,831

OPEN-END FUND - 64.86%
ε	Forward International Dividend Fund - Institutional Class	280,851	2,266,471

Total Open-End Fund (Cost $2,240,415)			$2,266,471

			(Continued)

Rx Dividend Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
			Value (Note 1)

SHORT-TERM INVESTMENT - 5.65%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		$197,570

Total Short-Term Investment (Cost $197,570)			197,570

Total Value of Investments (Cost $3,371,093) - 99.94%			$3,492,873

Other Assets Less Liabilities - 0.06%			1,539

Net Assets - 100.00%			$3,494,412

§ Represents 7 day effective yield
ε	Financial information for the Forward International Dividend Fund can be accessed at the following website:
http://www.forwardinvesting.com/individual-investors/products/mutual-funds/global/international-dividend/

The following acronym is used in this portfolio:
REIT - Real Estate Investment Trust

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Consumer Discretionary	4.54%	$158,677
Energy	5.70%	199,109
Financials	9.02%	315,608
Health Care	3.92%	136,986
Industrials	1.55%	54,072
Information Technology	4.70%	164,379
Open-End Fund	64.86%	2,266,471
Short-Term Investment	5.65%	197,570
Total	99.94%	$3,492,873

See Notes to Financial Statements

RX Dividend Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2013

Assets:
Investments, at value (cost $3,371,093)	$3,492,873
Receivables:
Cash	(389)
Fund shares sold	769
Dividends and interest	4,467

Total assets	3,497,720

Liabilities:
Payables:
Investments purchased	60
Accrued expenses
Advisory fees	2,508
Administration fees	695
Other expenses	46

Total liabilities	3,308

Total Net Assets	$3,494,412

Net Assets Consist of:
Paid in Capital	$3,330,876
Undistributed net investment income	17,185
Undistributed net realized gain on investments	24,572
Net unrealized appreciation on investments	121,779

Total Net Assets	$3,494,412

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	306,173
Net Assets	3,432,580
Net Asset Value, Offering Price and Redemption Price Per Share	$11.21

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	5,399
Net Assets	61,832
Net Asset Value, Offering Price and Redemption Price Per Share(a)	$11.45

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

RX Dividend Income Fund

Statement of Operations
(Unaudtied)

For the Period ended November 30, 2013

Investment Income:
Interest	$41
Dividends	61,881

Total Income	61,922

Expenses:
Advisory fees (note 2)	9,354
Administration fees (note 2)	2,766
Distribution and service fees - Advisor Class Shares (note 3)	208

Total Expenses	12,328

Net Investment Income	49,594

Realized and Unrealized Gain on Investments
Net realized gain from investment transactions	845
Net change in unrealized appreciation on investments	88,671

Net Realized and Unrealized Gain on Investments	89,516

Net Increase in Net Assets Resulting from Operations	$139,110

See Notes to Financial Statements

RX Dividend Income Fund

Statements of Changes in Net Assets
			Period Ended	Year Ended
			November 30, 2013 (a)	May 31, 2013

Operations:
Net investment income			$49,594	$17,709
Net realized gain from investment transactions			845	23,727
Net change in unrealized appreciation on investments			88,671	33,108

Net Increase in Net Assets Resulting from Operations			139,110	74,544

Distributions to Shareholders:
Net investment income
Institutional Class Shares			(32,007)	(17,682)
Advisor Class Shares			(400)	(27)

Decrease in Net Assets Resulting from Distributions			(32,407)	(17,709)

Capital Share Transactions:
Shares sold			2,790,356	1,084,373
Reinvested dividends and distributions			12,482	5,701
Shares repurchased			(510,267)	(51,770)

Increase from Capital Share Transactions			2,292,570	1,038,304

Net Increase in Net Assets			2,399,273	1,095,139

Net Assets:
Beginning of Period			1,095,139	-
End of Period			$3,494,412	$1,095,139

Undistributed Net Investment Income			$17,185	-

	Period Ended		Year Ended
Share Information:	November 30, 2013 (a)		May 31, 2013
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	253,785	$2,736,104	103,035	$1,078,718
Reinvested dividends and distributions	1,114	12,099	530	5,686
Shares repurchased	(47,557)	(509,767)	(4,646)	(51,655)
Net Increase in Capital Shares	207,342	$2,238,435	98,919	$1,032,749

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	4,919	54,252	500	5,655
Reinvested dividends and distributions	35	383	1	15
Shares repurchased	(46)	(500)	(10)	(115)
Net Increase in Capital Shares	4,908	$54,135	491	$5,555

(a) Unaudited

See Notes to Financial Statements

RX Dividend Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	November 30,		May 31,
fiscal year or period ended	2013(g)		2013(f)

Net Asset Value, Beginning of Period	$11.02		$10.00

Income from Investment Operations
Net investment income	0.06		0.29
Net realized and unrealized gain on investments	0.13		1.02

Total from Investment Operations	0.19		1.31

Less Distributions:
From net investment income	(0.00)	(h)	(0.29)

Total Distributions	(0.00)	(h)	(0.29)

Net Asset Value, End of Period	$11.21		$11.02

Total Return (c)	3.17%		13.32%	(b)

Net Assets, End of Period (in thousands)	$3,433		$1,090

Ratios of:
Gross Expenses to Average Net Assets(d)	1.09%		0.70%	(a)
Net Expenses to Average Net Assets(d)	1.09%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	4.49%		4.74%	(a)

Portfolio turnover rate	3.96%		83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) September 20, 2012 (Date of Initial Public Investment)
(g) Unaudited
(h) Actual amount is less than $0.01 per share.

See Notes to Financial Statements			(Continued)

RX Dividend Income Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(g)	2013(f)

Net Asset Value, Beginning of Period	$11.18	$10.00

Income from Investment Operations
Net investment income	0.08	0.24
Net realized and unrealized gain on investments	0.23	1.17

Total from Investment Operations	0.31	1.41

Less Distributions:
From net investment income	(0.04)	(0.23)

Total Distributions	(0.04)	(0.23)

Net Asset Value, End of Period	$11.45	$11.18

Total Return (c)	3.34%	14.25%	(b)

Net Assets, End of Period (in thousands)	$62	$5

Ratios of:
Gross Expenses to Average Net Assets(d)	2.12%	1.70%	(a)
Net Expenses to Average Net Assets(d)	2.12%	1.70%	(a)
Net Investment Income to Average Net Assets (e)	3.27%	4.68%	(a)

Portfolio turnover rate	3.96%	83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of
America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) September 26, 2012 (Date of Initial Public Investment)
(g) Unaudited

See Notes to Financial Statements

Rx Dynamic Growth Fund

January 2, 2014

From June 1, 2013 through November 30, 2013, the Fund’s Institutional Class Shares returned 9.52% and underperformed the S&P 500 Index by 2.39%. The Fund performed in line with the S&P Global Broad Market Index (the S&P BMI).  Low turnover equity exposure in the core segment of the Fund contributed the most to returns, while commodities-based holdings detracted the most from performance.  On a weighted basis, the Dodge and Cox Stock Fund contributed the most positive performance followed by the Longleaf Partners International Fund.  Several shorter-term opportunistic holdings detracted the most from performance.  The Guggenheim Solar ETF and Powershares Wilderhill Clean Energy ETF, added when they were displaying price momentum, were the largest detractors from performance.  The Validus Growth allocation of individual equities helped to reduce cost and contributed to positive performance.

The specific returns of the Fund as of December 31, 2013 are as follows:

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended December 31, 2013 (Unaudited)	1 Year	Inception*	Ratio**	Ratio***
Rx Dynamic Growth Fund – Institutional Class Shares	21.76%	9.79%	.70%	1.68%
S&P 500 Total Return Index****	32.39%	17.34%	n/a	n/a
S&P Global Broad Market Index****	21.15%	10.07%	n/a	n/a

Performance shown is for the period ended December 31, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is October 2, 2009.

**The Advisor has entered into an Operating Plan with the Administrator through October 1, 2014, under which it has agreed to assume certain expenses of the Administrator to the extent the operating expenses exceed 0.70% of the average daily net assets of the Fund, exclusive of amounts payable under a Rule 12b-1 distribution plan, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (note 1)

COMMON STOCKS - 26.27%

Consumer Discretionary - 3.94%
*	Melco Crown Entertainment Ltd.	9,531	$339,208
	Cracker Barrel Old Country Store, Inc.	1,725	187,145
*	DIRECTV	2,453	162,168
	The Home Depot, Inc.	1,610	129,879
	International Game Technology	9,587	167,677
			986,077
Consumer Staples - 1.04%
	Bunge Ltd.	1,449	116,094
	Mondelez International, Inc.	4,329	145,151
			261,245
Energy - 3.41%
	Lukoil OAO	2,165	134,706
*	Continental Resources, Inc.	1,866	200,614
	Kinder Morgan, Inc.	4,992	177,416
	Noble Energy, Inc.	3,161	222,029
	Seadrill Ltd.	2,777	118,606
			853,370
Financials - 2.48%
	AIA Group Ltd.	7,015	142,475
	ACE Ltd.	1,842	189,321
	Aflacm, Inc.	2,171	144,089
	Aon, PLC.	1,793	146,381
			622,265
Health Care - 6.48%
	Novo Nordisk	1,501	268,274
	Abbott Laboratories	4,246	162,155
*	Celgene Corp.	1,964	317,716
*	Covance, Inc.	1,531	129,186
*	Gilead Sciences, Inc.	2,977	222,709
*	ICON PLC	4,741	180,822
	Medtronic, Inc.	2,255	129,257
*	Valeant Pharmaceuticals International, Inc.	1,959	214,765
			1,624,883
Industrials - 3.29%
*	Ryanair Holdings PLC	2,794	134,182
	AGCO Corp.	4,209	245,301
	The Boeing Co.	1,698	227,957
	TransDigm Group, Inc.	1,387	217,093
			824,532

			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (note 1)

COMMON STOCKS - (Continued)

	Information Technology - 5.11%
	SAP AG	2,411	$199,438
	Tencent Holdings Ltd.	4,308	250,079
	* Akamai Technologies, Inc.	4,494	200,972
	Apple, Inc.	335	186,283
	Corning, Inc.	9,018	154,027
	ASML Holding NV	3,111	290,505
			1,281,305
	Materials - 0.52%
	BASF SE	1,229	131,429
			131,429

	Total Common Stocks (Cost $6,381,322)		6,585,107

EXCHANGE TRADED PRODUCTS - 34.06%
	Global X FTSE Greece 20 ETF	31,650	723,836
	iShares MSCI EMU ETF	35,423	1,429,672
	iShares MSCI Italy Capped ETF	45,879	703,325
	iShares MSCI Poland Capped ETF	11,047	348,312
	iShares MSCI Spain Capped ETF	18,761	706,352
	Market Vectors Steel Index Fund	14,747	709,478
	SPDR EURO STOXX 50 ETF	34,670	1,427,364
	SPDR S&P Pharmaceuticals ETF	7,974	702,190
	SPDR S&P Transportation ETF	4,385	349,835
	WisdomTree Europe SmallCap Dividend Fund	26,101	1,434,772

	Total Exchange Traded Product (Cost $8,016,914)		8,535,136

OPEN-END FUNDS - 38.61%
	Broadview Opportunity Fund	35,774	1,423,440
	Dodge & Cox Stock Fund	12,526	2,064,131
*	Harbor Capital Appreciation Fund	36,546	2,065,580
*	PIMCO International StocksPLUS AR Strategy Fund U.S. Dollar Hedged - Class I	254,466	2,061,173
*	T Rowe Price Institutional Large-Cap Growth Fund	78,230	2,062,143

	Total Open-End Fund (Cost $8,807,756)		$9,676,466

			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (note 1)

SHORT-TERM INVESTMENT - 18.15%
§	Fidelity Institutional Money Market Funds - Money Market Porfolio, 0.08%		4,548,950

Total Short-Term Investment (Cost $4,548,950)			4,548,950

Total Value of Investments (Cost $27,754,942) - 117.09%			$29,345,659

Liabilities in Excess of Other Assets - (17.09)%			(4,286,828)

Net Assets - 100.00%			$25,058,831

* Non-income producing investment
§ Represents 7 day effective yield

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	3.94%	$986,077
Consumer Staples	1.04%	261,245
Energy	3.41%	853,370
Financials	2.48%	622,265
Health Care	6.48%	1,624,883
Industrials	3.29%	824,532
Information Technology	5.11%	1,281,305
Materials	0.52%	131,429
Exchange Traded Products	34.06%	8,535,136
Open-End Fund	38.61%	9,676,466
Short-Term Investment	18.15%	4,548,950
Total	117.09%	$29,345,659

See Notes to Financial Statements

Rx Dynamic Growth Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2013

Assets:
Investments, at value (cost $27,754,942)	$29,345,659
Receivables:
Investments sold	141,854
Fund shares sold	37,430
Dividends and interest	1,203

Total assets	29,526,146

Liabilities:
Payables:
Investments purchased	4,452,879
Accrued expenses
Advisory fees	8,765
Administration fees	4,870
Other expenses	801

Total liabilities	4,467,315

Total Net Assets	$25,058,831

Net Assets Consist of:
Paid in Capital	$21,063,400
Undistributed net investment income	334,815
Undistributed net realized gain on investments	2,069,899
Net unrealized appreciation on investments	1,590,717

Total Net Assets	$25,058,831

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	1,901,733
Net Assets	24,050,873
Net Asset Value, Offering Price and Redemption Price Per Share	$12.65

Advisor Class Shares outstanding, no par value (unlimited authorized shares)(a)	80,480
Net Assets	1,007,958
Net Asset Value, Offering Price and Redemption Price Per Share(a)	$12.52

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds within one year of the purchase date (note 1)

See Notes to Financial Statements

Rx Dynamic Growth Fund

Statement of Operations
(Unaudited)

For the Period ended November 30, 2013

Investment Income:
Interest	$206
Dividends (net of withholding taxes of $24)	102,961

Total Income	103,167

Expenses:
Advisory fees (note 2)	44,939
Administration fees (note 2)	27,571
Distribution and service fees - Advisor Class Shares (note 3)	4,564

Total Expenses	77,075

Net Investment Income	26,092

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	1,202,685
Net change in unrealized appreciation on investments	795,299

Net Realized and Unrealized Gain on Investments	1,997,984

Net Increase in Net Assets Resulting from Operations	$2,024,076

See Notes to Financial Statements

Rx Dynamic Growth Fund

Statements of Changes in Net Assets
			Period Ended	Year Ended
			November 30, 2013 (a)	May 31, 2013

Operations:
Net investment income			$26,092	$262,037
Net realized gain from investment transactions			1,202,685	1,794,731
Net change in unrealized appreciation on investments			795,299	1,081,116
Net Increase in Net Assets Resulting from Operations			2,024,076	3,137,884

Capital Share Transactions:
Shares sold			11,150,352	4,783,106
Reinvested dividends and distributions			-	-
Shares repurchased			(3,119,211)	(9,996,012)
Increase (Decrease) from Capital Share Transactions			8,031,141	(5,212,906)

Net Increase (Decrease) in Net Assets			10,055,217	(2,075,022)

Net Assets:
Beginning of Period			15,003,614	17,078,636
End of Period			$25,058,831	$15,003,614

Undistributed Net Investment Income			$334,815	$262,037

	Period Ended		Year Ended
Share Information:	November 30, 2013 (a)		May 31, 2013
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	934,332	$11,055,733	434,105	$4,614,023
Shares repurchased	(257,164)	(3,085,954)	(936,336)	(9,731,055)
Net(Decrease) Increase in Capital Shares	677,168	$7,969,779	(502,231)	$(5,117,032)

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	7,964	$94,619	15,747	$169,083
Shares repurchased	(2,807)	(33,257)	(25,646)	(264,957)
Net (Decrease) Increase in Capital Shares	5,157	$61,362	(9,899)	$(95,874)

(a) Unaudited

See Notes to Financial Statements

Rx Dynamic Growth Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(g)	2013	2012	2011	2010 (a)

Net Asset Value, Beginning of Period	$11.55	$9.42	$11.78	$9.94	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.06)	0.21	0.06	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	1.20	1.92	(1.05)	1.92	(0.01)

Total from Investment Operations	1.14	2.13	(0.99)	1.85	(0.06)

Less Distributions:
Net realized gain from investment transactions	-	-	(1.16)	(0.01)	-
Return of Capital	-	-	(0.21)	-	-

Total Distributions	-	-	(1.37)	(0.01)	-

Net Asset Value, End of Period	$12.65	$11.55	$9.42	$11.78	$9.94

Total Return (d)	9.52%	22.61%	(8.09)%	18.12%	(0.60)%	(c)

Net Assets, End of Period (in thousands)	$24,051	$14,139	$16,271	$15,341	$447

Ratios of:
Gross Expenses to Average Net Assets (e)	0.69%	0.94%	1.45%	1.45%	1.45%	(b)
Net Expenses to Average Net Assets (e)	0.69%	0.88%	1.38%	1.45%	1.45%	(b)
Net Investment Income/(Loss) to Average Net Assets (f)	0.29%	1.72%	0.59%	(0.86)%	(1.10)%	(b)

Portfolio turnover rate	168.87%	453.00%	711.11%	685.15%	332.64%	(c)

(a)	For the period from October 2, 2009 (Date of Initial Public Investment) to May 31, 2010.
(b) Annualized
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Unaudited

See Notes to Financial Statements					(Continued)

Rx Dynamic Growth Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(g)	2013	2012	2011 (a)

Net Asset Value, Beginning of Period	$11.48	$9.48	$11.87	$11.71

Income (Loss) from Investment Operations
Net investment income (loss)	(0.03)	0.08	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	2.26	1.92	(1.03)	0.19

Total from Investment Operations	2.23	2.00	(1.08)	0.16

Less Distributions:
Net realized gain from investment transactions	-	-	(1.10)	-
Return of Capital	-	-	(0.21)	-

Total Distributions	-	-	(1.31)	-

Net Asset Value, End of Period	$12.52	$11.48	$9.48	$11.87

Total Return (d)	8.96%	21.10%	(8.90)%	1.37%	(c)

Net Assets, End of Period (in thousands)	$1,008	$865	$808	$551

Ratios of:
Gross Expenses to Average Net Assets (e)	1.69%	1.92%	2.44%	2.45%	(b)
Net Expenses to Average Net Assets (e)	1.69%	1.87%	2.38%	2.45%	(b)
Net Investment Income/(Loss) to Average Net Assets (f)	(0.57)%	0.88%	(0.60)%	(2.39)%	(b)

Portfolio turnover rate	168.87%	453.00%	711.11%	658.15%	(c)

(a) For the period from February 18, 2011 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Unaudited

See Notes to Financial Statements

Rx Dynamic Total Return Fund

January 2, 2014

From June 1, 2013 through November 30, 2013, the Fund’s Institutional Class Shares returned -0.36% and outperformed the Barclays Global Aggregate by 0.71% and also outperformed the Barclays Capital US Aggregate Bond Index by 0.20%.  The fund lowered exposure to international fixed income by mid-year in favor of shorter duration funds which proved beneficial during the sharp rise in interest rates during August and September.  The highest contributions to performance were the Highland Floating Rate Opportunities and Third Avenue Focused Credit Funds.  The largest detractors to performance were the Loomis Sayles High Income and Alliance Bernstein High Income Funds.

The specific returns of the Fund as of December 31, 2013 are as follows:

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended December 31, 2013 (Unaudited)	1 Year	Inception*	Ratio**	Ratio***
Rx Dynamic Total Return Fund – Institutional Class Shares	.85%	2.50%	.70%	1.68%
Barclays Capital US Aggregate Bond Index****	-2.02%	3.82%	n/a	n/a

Performance shown is for the period ended December 31, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is October 2, 2009.

**The Advisor has entered into an Operating Plan with the Administrator through October 1, 2014, under which it has agreed to assume certain expenses of the Administrator to the extent the operating expenses exceed 0.70% of the average daily net assets of the Fund, exclusive of amounts payable under a Rule 12b-1 distribution plan, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J Murphey
CEO and President

Rx Dynamic Total Return Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (Note 1)

OPEN-END FUNDS - 99.23%
BBH Limited Duration Fund		68,241	$706,978
BlackRock Secured Credit Portfolio		19,439	202,359
Driehaus Select Credit Fund		19,800	202,555
Franklin US Government Securities Fund		108,039	704,414
Highland Floating Rate Opportunities Fund		12,629	101,919
Ivy High Income Fund - Class I		11,620	101,910
Natixis Loomis Sayles Strategic Income Fund - Class Y		12,475	203,215
Nuveen Symphony Floating Rate Income Fund		4,861	101,780
Oppenheimer Short Duration Fund - Class Y		70,625	707,660
Osterweis Strategic Income Fund		16,962	202,531
PIMCO High Yield Spectrum Fund - Institutional Class		9,203	101,878
PIMCO Income Fund - Institutional Class		16,425	202,194
Pioneer Global High Yield Fund - Class Z		10,622	105,692
RidgeWorth US Government Securities Ultra Short Bond Fund - Class I		69,926	707,655
Scout Unconstrained Bond Fund		16,977	202,532
Sit US Government Securities Fund		63,983	707,016
Touchstone Ultra Short Duration Fixed Income Fund - Institutional Class		9,024	101,885
Touchstone Ultra Short Duration Fixed Income Fund - Class Y		74,885	707,661

Total Open-End Funds (Cost $6,056,493)			6,071,834

SHORT-TERM INVESTMENT - 0.89%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		54,206

Total Short-Term Investment (Cost $54,206)			54,206

Total Value of Investments (Cost $6,110,702) - 100.12%			$6,126,039

Liabilities in Excess of Other Assets - (0.12)%			(7,400)

Net Assets - 100.00%			$6,118,639

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Open-End Funds	99.23%	$6,071,834
Short-Term Investment	0.89%	54,206
Total	100.12%	$6,126,039

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2013

Assets:
Investments, at value (cost $6,110,702)	$6,126,039
Receivables:
Cash	(10,353)
Investments sold	(4,653)
Fund shares sold	10,916
Dividends and interest	1,186

Total assets	6,123,135

Liabilities:
Payables:
Fund shares purchased	170
Accrued expenses
Administration fees	3,699
Other expenses	627

Total liabilities	4,496

Total Net Assets	$6,118,639

Net Assets Consist of:
Paid in Capital	$6,288,933
Accumulated net investment loss	(6)
Accumulated net realized loss on investments	(185,624)
Net unrealized appreciation on investments	15,336

Total Net Assets	$6,118,639

Institutional outstanding, no par value (unlimited authorized shares)	533,478
Net Assets	5,364,546
Net Asset Value, Offering Price and Redemption Price Per Share	$10.06

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	77,149
Net Assets	754,093
Net Asset Value, Offering Price and Redemption Price Per Share	$9.77

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statement of Operations
(Unaudited)

For the Period ended November 30, 2013

Investment Income:
Interest	$47
Dividends	90,390
Other Income	3

Total Income	90,440

Expenses:
Administration fees (note 2)	26,398
Distribution and service fees - Advisor (note 3)	3,696

Total Expenses	30,094

Net Investment Income	60,346

Realized and Unrealized Loss on Investments

Net realized loss from investment transactions	(46,634)
Net change in unrealized depreciation on investments	(67,860)

Net Realized and Unrealized Loss on Investments	(114,494)

Net Decrease in Net Assets Resulting from Operations	$(54,148)

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statements of Changes in Net Assets
			Period Ended		Year Ended
			November 30, 2013	(a)	May 31, 2013

Operations:
Net investment income			$60,346		$234,812
Net realized (loss) gain from investment transactions			(46,634)		131,689
Net change in unrealized depreciation on investments			(67,860)		19,372
Net (Decrease) Increase in Net Assets Resulting from Operations			(54,148)		385,873

Distributions to Shareholders:
Net investment income
Institutional			(44,677)		(290,391)
Advisor			(2,488)		(28,785)
Return of Capital
Institutional			-		(13,029)
Advisor			-		(1,289)

Decrease in Net Assets Resulting from Distributions			(47,165)		(333,494)

Capital Share Transactions:
Shares sold			2,159,667		5,209,691
Reinvested dividends and distributions			15,772		89,362
Shares repurchased			(4,395,042)		(5,668,900)
Decrease from Capital Share Transactions			(2,219,603)		(369,847)

Net Decrease in Net Assets			(2,320,916)		(317,468)

Net Assets:
Beginning of Period			8,439,555		8,757,023
End of Period			$6,118,639		$8,439,555

Undistributed Net Investment Income			$-		$-

	Period Ended		Year Ended
Share Information:	November 30, 2013 (a)		May 31, 2013
Institutional	Shares	Amount	Shares		Amount
Shares sold	207,549	$2,070,892	477,128		$4,886,233
Reinvested dividends and distributions	1,379	13,834	6,344		64,545
Shares repurchased	(429,219)	(4,308,659)	(509,108)		(5,241,034)
Net Increase in Capital Shares	(220,291)	$(2,223,932)	(25,636)		$(290,256)

Advisor	Shares	Amount	Shares		Amount
Shares sold	9,107	$88,775	32,294		$323,458
Reinvested dividends and distributions	199	1,938	2,498		24,817
Shares repurchased	(8,871)	(86,383)	(42,277)		(427,866)
Net Increase in Capital Shares	435	$4,330	(7,485)		$(79,591)

(a) Unaudited

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Financial Highlights
	Institutional
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(h)	2013	2012	2011	2010(a)

Net Asset Value, Beginning of Period	$10.19	$10.16	$10.28	$10.07	$10.00

Income (Loss) from Investment Operations
Net investment income	0.11	0.39	0.17	0.35	0.00	(g)
Net realized and unrealized gain (loss) on investments	(0.26)	0.14	(0.13)	0.13	0.07

Total from Investment Operations	(0.15)	0.53	0.04	0.48	0.07

Less Distributions:
From net investment income	-	(0.48)	(0.16)	(0.27)	-
Return of Capital	-	(0.02)	-	-	-

Total Distributions	-	(0.50)	(0.16)	(0.27)	-

Net Asset Value, End of Period	$10.06	$10.19	$10.16	$10.28	$10.07

Total Return (d)	(0.36)%	5.33%	0.38%	4.87%	0.70%	(c)

Net Assets, End of Period (in thousands)	$5,365	$7,679	$7,920	$3,916	$130

Ratios of:
Gross Expenses to Average Net Assets(e)	0.70%	0.86%	1.20%	1.20%	1.20%	(b)
Net Expenses to Average Net Assets(e)	0.70%	0.84%	1.17%	1.20%	1.20%	(b)
Net Investment Income/(Loss) to Average Net Assets(f)	1.71%	3.14%	2.06%	3.77%	0.17%	(b)

Portfolio turnover rate	63.94%	82.95%	207.87%	218.16%	48.89%	(c)

(a)	For the period from October 2, 2009 (Commencement of Operations) to May 31, 2010.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Actual amount is less than $0.01 per share.
(h) Unaudited.

See Notes to Financial Statements					(Continued)

Rx Dynamic Total Return Fund

Financial Highlights
	Advisor
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(h)	2013	2012	2011(a)

Net Asset Value, Beginning of Period	$9.91	$9.94	$10.11	$10.00

Income (Loss) from Investment Operations
Net investment income	0.03	0.27	0.10	0.00	(g)
Net realized and unrealized gain (loss) on investments	(0.18)	0.14	(0.17)	0.11

Total from Investment Operations	(0.15)	0.41	(0.07)	0.11

Less Distributions:
From net investment income	-	(0.42)	(0.10)	-
Return of Capital	-	(0.02)	-	-

Total Distributions	-	(0.44)	(0.10)	-

Net Asset Value, End of Period	$9.77	$9.91	$9.94	$10.11

Total Return Total Return (d)	(0.88)%	4.16%	(0.63)%	1.10%	(c)

Net Assets, End of Period (in thousands)	$754	$760	$837	$309

Ratios of:
Gross Expenses to Average Net Assets(e)	1.70%	1.86%	2.20%	2.20%	(b)
Net Expenses to Average Net Assets(e)	1.70%	1.84%	2.17%	2.20%	(b)
Net Investment Income/(Loss) to Average Net Assets(f)	0.67%	2.14%	1.11%	0.26%	(b)

Portfolio turnover rate	63.94%	82.95%	207.87%	218.16%	(c)

(a)	For the period from February 25, 2011 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Actual amount is less than $0.01 per share.
(h) Unaudited.

See Notes to Financial Statements

Rx Fundamental Growth Fund

January 2, 2014

From the inception date of October 17, 2013 through November 30, 2013, The Fund’s Institutional Class Shares returned 4.0% and outperformed the S&P Global Broad Market Index (the S&P BMI) by 1.91%.   In what was fortuitous timing, the Sub Advisor Louis Navellier was able to deploy cash and get the Fund off to a positive start.  Several holdings had outsize positive returns including China Distance Education and Santarus, Inc.  On the negative side, Alliance Fiber and Monarch Casino had negative returns.  As the Fund gains assets, the partnership with Navellier will become increasingly valuable and the commentary will be provided by the Sub Advisor.

The specific returns of the Fund as of December 31, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended December 31, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx Fundamental Growth Fund – Institutional Class Shares	8.0%	1.05%	2.26%

S&P Global Broad Market Index****	3.79%	n/a	n/a

Performance shown is for the period ended December 31, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is October 17, 2013.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 1.05% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated October 16, 2013.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (note 1)

COMMON STOCKS - 84.52%

Consumer Discretionary - 12.50%
*	China Distance Education Holdings Ltd.	1,300	$22,809
	ITV PLC	500	15,513
	Toyota Motor Corp.	200	25,010
	Vipshop Holdings Ltd.	200	16,622
	Lions Gate Entertainment Corp.	800	25,312
	Magna International, Inc.	300	24,402
*	Monarch Casino & Resort, Inc.	700	12,425
*	Shiloh Industries, Inc.	500	11,590

			153,682
Consumer Staples - 6.80%
*	Constellation Brands, Inc.	500	35,205
	The Kroger Co.	700	29,225
	Nu Skin Enterprises, Inc.	150	19,176
			83,606
Energy - 4.91%
	Core Laboratories NV	150	27,321
*	Exterran Holdings, Inc.	500	16,260
*	Navigator Holdings Ltd.	800	16,788
			60,369

Financials - 6.49%
	Noah Holdings Ltd.	700	14,063
	Amtrust Financial Services, Inc.	400	16,724
	Employers Holdings, Inc.	500	16,320
	Gain Capital Holdings, Inc.	1,400	12,740
	HCI Group, Inc.	400	19,916
			79,763
Health Care - 17.21%
*	WuXi PharmaTech Cayman, Inc.	500	16,565
*	Anika Therapeutics, Inc.	300	10,305
*	China Biologic Products, Inc.	500	14,795
*	Jazz Pharmaceuticals Plc	300	35,076
	Kamada Ltd.	900	13,626
*	Ligand Pharmaceuticals, Inc.	300	16,704
	McKesson Corp.	100	16,589
*	Thermo Fisher Scientific, Inc.	600	60,510
*	Valeant Pharmaceuticals Internationa, Inc.	250	27,408
			211,578

			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (note 1)

COMMON STOCKS - (Continued)

Industrials - 6.32%
	Aceto Corp.	600	$12,906
*	Federal Signal Corp.	2,200	34,386
*	PGT, Inc.	1,500	15,000
*	Sparton Corp.	600	15,456
			77,748
Information Technology - 26.08%
*	Bitauto Holdings Ltd.	600	18,900
*	Phoenix New Media Ltd.	1,200	11,832
*	Qihoo 360 Technology Co., Ltd.	300	24,456
	Seiko Epson Corp.	1,600	19,302
	SouFun Holdings Ltd.	300	19,485
*	WNS Holdings Ltd.	700	14,014
*	Alliance Data Systems Corp.	100	24,226
	Alliance Fiber Optic Products, Inc.	800	11,800
*	AudioCodes Ltd.	2,200	14,432
	Broadridge Financial Solutions, Inc.	400	15,260
*	Canadian Solar, Inc.	700	20,398
*	Fiserv, Inc.	150	16,484
*	FleetCor Technologies, Inc.	250	30,445
	Ituran Location and Control Ltd.	800	15,864
	Methode Electronics, Inc.	500	14,465
*	Micron Technology, Inc.	775	16,353
	Silicom Ltd.	400	17,796
*	Synaptics, Inc.	300	15,153
			320,664
Materials - 4.21%
Caesarstone Sdot-Yam Ltd.		400	19,660
Ecolab, Inc.		300	32,151
			51,811

	Total Common Stocks (Cost $1,001,341)		1,039,220

SHORT-TERM INVESTMENT - 1.74%
§	Fidelity Institutional Money Market Funds - Money Market Porfolio, 0.08%		21,408

	Total Short-Term Investment (Cost $21,408)		21,408

			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013

Total Value of Investments (Cost $1,022,749) - 86.26%			$1,060,628

Other Assets Less Liabilities - 13.74%			168,931

Net Assets - 100.00%			$1,229,559

* Non-income producing investment
§ Represents 7 day effective yield

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	12.50%	$153,682
Consumer Staples	6.80%	83,606
Energy	4.91%	60,369
Financials	6.49%	79,763
Health Care	17.21%	211,578
Industrials	6.32%	77,748
Information Technology	26.08%	320,664
Materials	4.21%	51,811
Short-Term Investment	1.74%	21,408
Total	86.26%	$1,060,628

See Notes to Financial Statements

Rx Fundamental Growth Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2013

Assets:
Investments, at value (cost $1,022,749)	$1,060,628
Cash	(9)
Receivables:
Investments sold	32,498
Fund shares sold	185,000
Dividends and interest	927

Total assets	1,279,044

Liabilities:
Payables:
Investments purchased	48,445
Accrued expenses
Advisory fees	832
Administrative fees	208

Total liabilities	49,485

Total Net Assets	$1,229,559

Net Assets Consist of:
Paid in Capital	$1,189,600
Accumulated net investment loss	(513)
Undistributed net realized gain on investments	2,664
Net unrealized appreciation on investments	37,808

Total Net Assets	$1,229,559

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	118,273
Net Assets	1,229,454
Net Asset Value, Offering Price and Redemption Price Per Share	$10.40

Advisor Class Shares outstanding, no par value (unlimited authorized shares)(a)	10
Net Assets	105
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.49

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Fundamental Growth Fund

Statement of Operations
(Unaudited)

For the period from October 17, 2013 (Date of Initial Public Investment) to November 30, 2013

Investment Income:
Interest	$7
Dividends(net of withholding taxes of $14)	962

Total Income	969

Expenses:
Advisory fees (note 2)	1,186
Administration fees (note 2)	296

Total Expenses	1,482

Net Investment Loss	(513)

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	2,664
Net change in unrealized appreciation on investments	37,808

Net Realized and Unrealized Gain on Investments	40,472

Net Increase in Net Assets Resulting from Operations	$39,959

See Notes to Financial Statements

Rx Fundamental Growth Fund

Statements of Changes in Net Assets

For the period from October 17, 2013 (Date of Initial Public Investment) to November 30, 2013

Operations:
Net Investment Loss		$(513)
Net realized gain from investment transactions		2,664
Net change in unrealized appreciation on investments		37,808
Net Increase in Net Assets Resulting from Operations		39,959

Capital Share Transactions:
Shares sold		1,189,600

Increase from Capital Share Transactions		1,189,600

Net Increase in Net Assets		1,229,559

Net Assets:
Beginning of Period		-
End of Period		$1,229,559

Undistributed Net Investment Income		$-

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	118,273	$1,189,500
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Net Increase in Capital Shares	118,273	$1,189,500

Advisor Class Shares	Shares	Amount
Shares sold	10	$100
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Net Increase in Capital Shares	10	$100

See Notes to Financial Statements

Rx Fundamental Growth Fund

Financial Highlights

For a share outstanding during the period from
For the period from October 17, 2013 (Date of Initial Public Investment) to November 30, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.00	(f)
Net realized and unrealized gain on investments	0.40

Total from Investment Operations	0.40

Net Asset Value, End of Period	$10.40

Total Return (c)(d)	4.00%	(b)

Net Assets, End of Period (in thousands)	$1,229

Ratios of:
Gross Expenses to Average Net Assets (d)	1.17%	(a)
Net Expenses to Average Net Assets (d)	1.17%	(a)
Net Investment Income to Average Net Assets (e)	(0.39)%	(a)

Portfolio turnover rate	70.71%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e) The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(f) Actual amount is less than $0.01 per share.

See Notes to Financial Statements	(Continued)

Rx Fundamental Growth Fund

Financial Highlights

For a share outstanding during the period from
For the period from October 21, 2013 (Date of Initial Public Investment) to November 30, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.01)
Net realized and unrealized gain on investments	0.50

Total from Investment Operations	0.49

Net Asset Value, End of Period	$10.49

Total Return (c)(d)	5.00%	(b)

Net Assets, End of Period (in thousands)	$0

Ratios of:
Gross Expenses to Average Net Assets (d)	1.29%	(a)
Net Expenses to Average Net Assets (d)	1.29%	(a)
Net Investment Income to Average Net Assets (e)	(0.73)%	(a)

Portfolio turnover rate	70.71%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e) The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Rx High Income Fund

January 2, 2014

From June 1, 2013 through November 30, 2013, The Fund’s Institutional Class Shares returned 2.32% and outperformed the Barclays Capital Global High Yield Index by 0.09%.   The highest performing holding was the Ivy High Income Fund while the Nuveen High Income fund had the lowest period return.  While outperforming the benchmark, the Rx High Income Fund also maintained a reasonable level of current income.  Prior to a rise in interest rates, the Diamond Hill Strategic Income Fund was added, which proved beneficial from a timing standpoint.  This particular holding had less interest rate sensitivity and helped to preserve capital.

The specific returns of the Fund as of December 31, 2013 are as follows:

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended December 31, 2013 (Unaudited)	1 Year	Inception*	Ratio**	Ratio***
Rx High Income Fund – Institutional Class Shares	8.66%	6.84%	.70%	2.93%
Barclays Capital Global High-Yield Index****	7.33%	9.01%	n/a	n/a

Performance shown is for the period ended December 31, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx High Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (Note 1)

OPEN-END FUNDS - 96.64%
Aberdeen Global High Income Fund - Class I		245,571	$2,485,176
Diamond Hill Strategic Income Fund - Class Y		222,457	2,482,622
Ivy High Income Fund - Class I		284,933	2,498,862
John Hancock Funds III - Core High Yield Fund - Class I		225,255	2,468,794
Nuveen High Income Bond Fund - Class I		266,127	2,451,026

Total Open-End Funds (Cost $12,306,372)			12,386,480

SHORT-TERM INVESTMENT - 3.52%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		451,042

Total Short-Term Investment (Cost $451,042)			451,042

Total Value of Investments (Cost $12,757,414) - 100.16%			$12,837,522

Liabilities in Excess of Other Assets - (0.16)%			(20,274)

Net Assets - 100.00%			$12,817,248

§ Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Open-End Funds	96.64%	$12,386,480
Short-Term Investment	3.52%	451,042
Total	100.16%	$12,837,522

See Notes to Financial Statements

Rx High Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2013

Assets:
Investments, at value (cost $12,757,414)	$12,837,522
Receivables:
Investments sold	(1,162)
Fund shares sold	9,876
Dividends and interest	38,196

Total assets	12,884,432

Liabilities:
Fund shares purchased	122
Accrued expenses
Advisory fees	4,780
Administration fees	2,591
Other expenses	132
Distributions payable	59,559

Total liabilities	67,184

Total Net Assets	$12,817,248

Net Assets Consist of:
Paid in Capital	$12,689,260
Undistributed net investment income	10,187
Undistributed net realized gain on investments	37,707
Net unrealized appreciation on investments	80,094

Total Net Assets	$12,817,248

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,244,865
Net Assets	12,649,020
Net Asset Value, Offering Price and Redemption Price Per Share	$10.16

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	16,558
Net Assets	168,228
Net Asset Value, Offering Price and Redemption Price Per Share(a)	$10.16

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx High Income Fund

Statement of Operations
(Unaudited)

For the Period ended November 30, 2013

Investment Income:
Interest	$62
Dividends	349,943

Total Income	350,005

Expenses:
Advisory fees (note 2)	25,134
Administration fees (note 2)	13,963
Distribution and service fees - Advisor Class Shares (note 3)	518

Total Expenses	39,615

Net Investment Income	310,390

Realized and Unrealized Loss on Investments
Net realized loss from investment transactions	(8,537)
Net change in unrealized depreciation investments	(4,739)

Net Realized and Unrealized Loss on Investments	(13,276)

Net Increase in Net Assets Resulting from Operations	$297,114

See Notes to Financial Statements

Rx High Income Fund

Statements of Changes in Net Assets
			Period Ended	Year Ended
			November 30, 2013(a)	May 31, 2013

Operations:
Net investment income			$310,390	$229,681
Net realized (loss) gain from investment transactions			(8,537)	46,244
Net change in unrealized appreciation(depreciation)on investments			(4,739)	84,833
Net Increase in Net Assets Resulting from Operations			297,114	360,758

Distributions to Shareholders:
Net investment income
Institutional Class Shares			(328,958)	(197,211)
Advisor Class Shares			(2,915)	(345)

Decrease in Net Assets Resulting from Distributions			(331,873)	(197,556)

Capital Share Transactions:
Shares sold			5,539,766	9,666,912
Reinvested dividends and distributions			66,110	36,108
Shares repurchased			(2,167,709)	(452,381)
Increase from Capital Share Transactions			3,438,166	9,250,639

Net Increase in Net Assets			3,403,407	9,413,841

Net Assets:
Beginning of Period			9,413,841	-
End of Period			$12,817,248	$9,413,841

Undistributed Net Investment Income			$10,187	$32,125

	Period Ended		Year Ended
Share Information:	November 30, 2013 (a)		May 31, 2013
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	537,398	$5,419,026	956,836	$9,618,385
Reinvested dividends and distributions	6,325	63,793	3,548	35,981
Shares repurchased	(214,696)	(2,164,234)	(44,546)	(452,277)
Net Increase in Capital Shares	329,027	$3,318,585	915,838	$9,202,089

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	11,927	$ 120,739	4,747	$48,527
Reinvested dividends and distributions	229	2,317	12	127
Shares repurchased	(347)	(3,475)	(10)	(104)
Net Increase in Capital Shares	11,809	$ 119,581	4,749	$48,550

(a) Unaudited

See Notes to Financial Statements

Rx High Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(g)	2013(f)

Net Asset Value, Beginning of Period	$10.23	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.03	0.33
Net realized and unrealized gain (loss) on investments	(0.06)	0.20

Total from Investment Operations	(0.03)	0.53

Less Distributions:
From net investment income	(0.05)	(0.30)

Total Distributions	(0.05)	(0.30)

Net Asset Value, End of Period	$10.16	$10.23

Total Return (c)	2.32%	5.37%	(b)

Net Assets, End of Period (in thousands)	$12,649	$9,366

Ratios of:
Gross Expenses to Average Net Assets(d)	0.70%	0.70%	(a)
Net Expenses to Average Net Assets(d)	0.70%	0.70%	(a)
Net Investment Income/(Loss) to Average Net Assets(e)	5.56%	6.59%	(a)

Portfolio turnover rate	0.00%	78.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) September 20, 2012 (Date of Initial Public Investment)
(g) Unaudited

See Notes to Financial Statements		(Continued)

Rx High Income Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during the	November 30,		May 31,
fiscal year or period ended	2013(g)		2013(f)

Net Asset Value, Beginning of Period	$10.17		$10.00

Income (Loss) from Investment Operations
Net investment income	0.02		0.24
Net realized and unrealized gain on investments	0.00	(h)	0.19

Total from Investment Operations	0.02		0.43

Less Distributions:
From net investment income	(0.04)		(0.26)

Total Distributions	(0.04)		(0.26)

Net Asset Value, End of Period	$10.16		$10.17

Total Return (c)	2.77%		4.36%	(b)

Net Assets, End of Period (in thousands)	$168		$48

Ratios of:
Gross Expenses to Average Net Assets(d)	1.69%		1.76%	(a)
Net Expenses to Average Net Assets(d)	1.69%		1.76%	(a)
Net Investment Income/(Loss) to Average Net Assets(e)	4.81%		5.71%	(a)

Portfolio turnover rate	0.00%	(h)	78.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) September 26, 2012 (Date of Initial Public Investment)
(g) Unaudited
(h) Actual amount is less than $0.01 per share.

See Notes to Financial Statements

Rx Non Traditional Fund

January 2, 2014,

From June 1, 2013 through November 30, 2013, The Fund’s Institutional Class Shares had a return of -1.00%.  The underlying strategy for this Fund is designed to have low correlation to equity market and during this period the Fund underperformed the S&P Global Broad Market Index (the S&P BMI) by 10.76%.   A difficult environment for managed futures in general detracted from performance.  The Altegris Managed Futures Strategy Fund as well as the TFS Hedged Futures holding provided negative returns.  Through September 30th, the Fund also held the Forward Credit Analysis Long Short Fund which had a drastically negative third quarter.  After interviewing the sub advisors, and a prior to a change in the sub-advisor, the holding was eliminated. Meanwhile, the counter-trend managed futures fund, the 361 Managed Futures Strategy, provided strong performance and this holding added the most positive return from an attribution perspective.  In strong equity markets, the Rx Non Traditional Fund is expected to underperform an equity benchmark.

The specific returns of the Fund as of December 31, 2013 are as follows:

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended December 31, 2013 (Unaudited)	1 Year	Inception*	Ratio**	Ratio***
Rx Non Traditional Fund – Institutional Class Shares	-1.02%	-1.25%	.70%	1.45%
Barclays Capital Global Aggregate Index****	-2.51%	-2.12%	n/a	n/a
S&P Global Broad Market Index****	21.15	17.35%	n/a	n/a

Performance shown is for the period ended December 31, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Non Traditional Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCT - 10.04%
*	Barclays ETN Linked to the S&P 500 Dynamic VEQTORTM TR Index	5,874	$851,143

Total Exchange Traded Product (Cost $819,172)			851,143

OPEN-END FUNDS - 88.31%
361 Managed Futures Fund - Class I		265,149	3,049,214
Angel Oak Multi-Strategy Income Fund		69,400	839,046
*	Columbia Absolute Return Currency and Income Fund - Class Z	25,142	246,140
Merk Hard Currency Fund - Institutional Class		63,893	755,212
* Merk Absolute Return Currency Fund		70,662	671,289
PIMCO Credit Absolute Return Fund - Institutional Class		79,427	837,956
The Merger Fund		66,723	1,086,916

Total Open-End Funds (Cost $7,424,835)			7,485,772

SHORT-TERM INVESTMENT - 1.55%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		131,644

Total Short-Term Investment (Cost $131,644)			131,644

Total Value of Investments (Cost $8,375,651) - 99.90%			$8,468,559

Other Assets Less Liabilities - 0.10%			8,183

Net Assets - 100.00%			$8,476,742

* Non-income producing investment	§	Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Exchange Traded Product	10.04%	$851,143
Open-End Funds	88.31%	7,485,772
Short-Term Investment	1.55%	131,644
Total	99.90%	$8,468,559

See Notes to Financial Statements

Rx Non Traditional Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2013

Assets:
Investments, at value (cost $8,375,651)	$8,468,559
Receivables:
Fund shares sold	13,242
Dividends and interest	4

Total assets	8,481,805

Liabilities:
Fund shares purchased	90
Accrued expenses
Advisory fees	3,208
Administration fees	1,713
Other expenses	52

Total liabilities	5,063

Total Net Assets	$8,476,742

Net Assets Consist of:
Paid in Capital	$8,521,045
Accumulated net investment loss	(2,087)
Accumulated net realized loss on investments	(135,124)
Net unrealized appreciation on investments	92,908

Total Net Assets	$8,476,742

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	850,523
Net Assets	8,407,727
Net Asset Value, Offering Price and Redemption Price Per Share	$9.89

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	6,992
Net Assets	69,015
Net Asset Value, Offering Price and Redemption Price Per Share	$9.87

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Non Traditional Fund

Statement of Operations
(Unaudited)

For the Period ended November 30, 2013

Investment Income:
Interest	$39
Dividends	21,402

Total Income	21,441

Expenses:
Advisory fees (note 2)	17,688
Administration fees (note 2)	9,827
Distribution and service fees - Advisor Class Shares (note 3)	224

Total Expenses	27,739

Net Investment Loss	(6,298)

Realized and Unrealized Loss on Investments
Net realized loss from investment transactions	(171,827)
Net change in unrealized appreciation on investments	100,120

Net Realized and Unrealized Loss on Investments	(71,707)

Net Decrease in Net Assets Resulting from Operations	$(78,005)

See Notes to Financial Statements

Rx Non Traditional Fund

Statements of Changes in Net Assets
			Period Ended	Year Ended
			November 30, 2013(a)	May 31, 2013

Operations:
Net investment (loss) income			$(6,298)	$793
Net realized (loss) gain from investment transactions			(171,827)	36,703
Long term capital gain distributions from underlying funds			-	11,280
Net change in unrealized appreciation on investments			100,120	(7,212)

Net (Decrease) Increase in Net Assets Resulting from Operations			(78,005)	41,564

Distributions to Shareholders:
Net investment income
Institutional Class Shares			-	(7,860)
Advisor Class Shares			-	(3)

Decrease in Net Assets Resulting from Distributions			-	(7,863)

Capital Share Transactions:
Shares sold			3,119,129	7,280,877
Reinvested dividends and distributions			0	879
Shares repurchased			(1,472,851)	(406,988)

Increase from Capital Share Transactions			1,646,278	6,874,768

Net Increase in Net Assets			1,568,273	6,908,469

Net Assets:
Beginning of Period			6,908,469	-
End of Period			$8,476,742	$6,908,469

Undistributed Net Investment Income			$-	$(7,070)

	Period Ended		Year Ended
Share Information:	November 30, 2013 (a)		May 31, 2013
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	309,887	$3,065,613	729,636	$7,258,224
Reinvested dividends and distributions	-	-	88	876
Shares repurchased	(148,407)	(1,466,019)	(40,681)	(406,888)
Net Increase in Capital Shares	161,480	$1,599,594	689,043	$6,852,212

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	5,420	$53,516	2,273	$22,653
Reinvested dividends and distributions	-	-	-	3
Shares repurchased	(691)	(6,832)	(10)	(100)
Net Increase in Capital Shares	4,729	$46,684	2,263	$22,556

(a) Unaudited

See Notes to Financial Statements

Rx Non Traditional Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(g)	2013(f)

Net Asset Value, Beginning of Period	$9.99	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.01)	0.01
Net realized and unrealized gain (loss) on securities	(0.09)	-

Total from Investment Operations	(0.10)	0.01

Less Distributions:
Dividends (from net investment income)	-	(0.02)

Total Distributions	-	(0.02)

Net Asset Value, End of Period	$9.89	$9.99

Total Return (c)	(1.00)%	0.12%	(b)

Net Assets, End of Period (in thousands)	$8,408	$6,886

Ratios of:
Gross Expenses to Average Net Assets(d)	0.70%	0.70%	(a)
Net Expenses to Average Net Assets(d)	0.70%	0.70%	(a)
Net Investment Income/(Loss) to Average Net Assets(e)	(0.15)%	0.03%	(a)

Portfolio turnover rate	46.45%	83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) September 20, 2012 (Date of Initial Public Investment)
(g) Unaudited

See Notes to Financial Statements		(Continued)

Rx Non Traditional Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(g)	2013(h)

Net Asset Value, Beginning of Period	$9.95	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on securities	(0.05)	(0.03)	(f)

Total from Investment Operations	(0.08)	(0.04)

Less Distributions:
Dividends (from net investment income)	-	(0.01)

Total Distributions	-	(0.01)

Net Asset Value, End of Period	$9.87	$9.95

Total Return (c)	(0.80)%	(0.44)%	(b)

Net Assets, End of Period (in thousands)	$69	$23

Ratios of:
Gross Expenses to Average Net Assets(d)	1.69%	1.70%	(a)
Net Expenses to Average Net Assets(d)	1.69%	1.70%	(a)
Net Investment Income/(Loss) to Average Net Assets(e)	(1.12)%	(1.12)%	(a)

Portfolio turnover rate	46.45%	83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	The amount of net loss from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(g) Unaudited
(h) September 26, 2012 (Date of Initial Public Investment)

See Notes to Financial Statements

Rx Premier Managers Fund

January 2, 2014

From June 1, 2013 through November 30, 2013, The Fund’s Institutional Class Shares returned 7.50% and underperformed the S&P Global Broad Market Index (the S&P BMI) by 2.26%.   During the period, the holding of the Ivy Asset Strategy had stellar performance and returned over 12% based on our holding of the institutional shares.  Where Berkshire had been a performance leader for the first part of the year, the holding was the lowest performer for this period with a total return of just over 2%.  For the fourth quarter, the Ivy Fund was actually on a 90-day watch list and was a potential candidate for removal due to one - and three - year performance.

The specific returns of the Fund as of December 31, 2013 are as follows:

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended December 31, 2013 (Unaudited)	1 Year	Inception*	Ratio**	Ratio***
Rx Premier Managers Fund – Institutional Class Shares	19.56%	17.39%	.70%	10.83%

S&P Global Broad Market Index****	21.15%	17.35%	n/a	n/a

Performance shown is for the period ended December 31, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Premier Managers Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (Note 1)

COMMON STOCK - 8.02%
* Berkshire Hathaway, Inc.		1,796	$209,288

Total Common Stock (Cost $194,333)			209,288

OPEN-END FUNDS - 89.06%
BlackRock Global Allocation Fund, Inc.		25,477	567,886
First Eagle Global Fund		10,348	572,033
Ivy Asset Strategy Fund		19,315	605,722
Natixis Loomis Sayles Global Equity and Income Fund		29,380	579,072

Total Open-End Funds (Cost $2,103,602)			2,324,713

SHORT-TERM INVESTMENT - 2.97%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		77,602

Total Short-Term Investment (Cost $77,602)			77,602

Total Value of Investments (Cost $2,375,536) - 100.05%			$2,611,603

Liabilities in Excess of Other Assets - (0.05)%			(1,359)

Net Assets - 100.00%			$2,610,244

* Non-income producing investment
§ Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Common Stock	8.02%	$209,288
Open-End Funds	89.06%	2,324,713
Short-Term Investment	2.97%	77,602
Total	100.05%	$2,611,603

See Notes to Financial Statements

Rx Premier Managers Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2013

Assets:
Investments, at value (cost $2,375,536)	$2,611,603
Receivables:
Dividends and interest	1
Fund shares sold	129

Total assets	2,611,733

Liabilities:
Accrued expenses
Advisory fees	961
Administration fees	518
Other expenses	10

Total liabilities	1,489

Total Net Assets	$2,610,244

Net Assets Consist of:
Paid in Capital	$2,324,723
Accumulated net investment loss	(6,144)
Undistributed net realized gain on investments	55,598
Net unrealized appreciation on investments	236,067

Total Net Assets	$2,610,244

Institutional Share Class outstanding, no par value (unlimited authorized shares)	218,444
Net Assets	2,597,039
Net Asset Value, Offering Price and Redemption Price Per Share	$11.89

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	1,110
Net Assets	13,205
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.89

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Premier Managers Fund

Statement of Operations
(Unaudited)

For the Period ended November 30, 2013

Investment Income:
Interest	$9
Dividends	3,449

Total Income	3,458

Expenses:
Advisory fees (note 2)	5,306
Administration fees (note 2)	2,948
Distribution and service fees - Advisor Share Class (note 3)	52

Total Expenses	8,306

Net Investment Loss	(4,848)

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	55,598
Net change in unrealized appreciation on investments	127,728

Net Realized and Unrealized Gain on Investments	183,326

Net Increase in Net Assets Resulting from Operations	$178,478

See Notes to Financial Statements

Rx Premier Managers Fund

Statements of Changes in Net Assets
			Period Ended	Year Ended
			November 30, 2013 (a)	May 31, 2013

Operations:
Net investment (loss) income			$(4,848)	$4,986
Long term capital gain distributions from underlying funds			-	3,654
Net realized gain (loss) from investment transactions			55,598	-
Net change in unrealized appreciation on investments			127,728	108,339
Net Increase in Net Assets Resulting from Operations			178,478	116,979

Distributions to Shareholders:
Net investment income
Institutional Share Class			-	(9,791)
Advisor Share Class			-	(147)

Decrease in Net Assets Resulting from Distributions			-	(9,938)

Capital Share Transactions:
Shares sold			857,047	1,827,408
Reinvested dividends and distributions			-	1,487
Shares repurchased			(295,990)	(65,227)
Increase from Capital Share Transactions			561,057	1,763,668

Net Increase in Net Assets			739,535	1,870,709

Net Assets:
Beginning of Period			1,870,709	-
End of Period			$2,610,244	$1,870,709

Accumulated Net Investment Loss			$-	$(4,952)

	Period Ended		Year Ended
Share Information:	November 30, 2013 (a)		May 31, 2013
Institutional Share Class	Shares	Amount	Shares	Amount
Shares sold	75,221	$844,316	173,980	$1,816,099
Reinvested dividends and distributions	-	-	134	1,340
Shares repurchased	(25,140)	(286,751)	(5,740)	(61,396)
Net Increase in Capital Shares	50,081	$557,565	168,374	$1,756,043

Advisor Share Class	Shares	Amount	Shares	Amount
Shares sold	1,110	$12,731	1,126	$11,309
Reinvested dividends and distributions	-	-	15	147
Shares repurchased	(796)	(9,239)	(345)	(3,831)
Net Increase in Capital Shares	314	$3,492	796	$7,625

(a) Unaudited

See Notes to Financial Statements

Rx Premier Managers Fund

Financial Highlights
	Institutional Share Class
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(g)	2013(f)

Net Asset Value, Beginning of Period	$11.06	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.02)	0.12
Net realized and unrealized gain (loss) on securities	0.85	1.09

Total from Investment Operations	0.83	1.21

Less Distributions:
Dividends (from net investment income)	-	(0.15)

Total Distributions	-	(0.15)

Net Asset Value, End of Period	$11.89	$11.06

Total Return (c)	7.50%	12.23%	(b)

Net Assets, End of Period (in thousands)	$2,597	$1,862

Ratios of:
Gross Expenses to Average Net Assets(d)	0.70%	0.70%	(a)
Net Expenses to Average Net Assets(d)	0.70%	0.70%	(a)
Net Investment Income/(Loss) to Average Net Assets(e)	(0.41)%	0.77%	(a)

Portfolio turnover rate	16.65%	8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) September 20, 2012 (Date of Initial Public Investment)
(g) Unaudited

See Notes to Financial Statements		(Continued)

Rx Premier Managers Fund

Financial Highlights
	Advisor Share Class
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(g)	2013(f)

Net Asset Value, Beginning of Period	$11.16	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.02)	-
Net realized and unrealized gain (loss) on securities	0.75	1.29

Total from Investment Operations	0.73	1.29

Less Distributions:
Dividends (from net investment income)	-	(0.13)

Total Distributions	-	(0.13)

Net Asset Value, End of Period	$11.89	$11.16

Total Return (c)	6.54%	13.04%	(b)

Net Assets, End of Period (in thousands)	$13	$9

Ratios of:
Gross Expenses to Average Net Assets(d)	1.00%	1.70%	(a)
Net Expenses to Average Net Assets(d)	1.00%	1.70%	(a)
Net Investment Income/(Loss) to Average Net Assets(e)	(0.71)%	0.68%	(a)

Portfolio turnover rate	16.65%	8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) September 26, 2012 (Date of Initial Public Investment)
(g) Unaudited

See Notes to Financial Statements

Rx Tactical Rotation Fund

January 2, 2014

From June 1, 2013 through November 30, 2013, The Fund’s Institutional Class Shares returned 8.90% and underperformed the S&P Global Broad Market Index (the S&P BMI) by 0.86%.  This particular strategy relies on sector and country price momentum and is designed with an emphasis on attempting to limit losses and equity participation during strong markets.  While the sector weightings can change weekly, this strategy remained fully invested for the majority of the time period.  In mid-October, the signal provider was changed and the strategy currently uses a blend of two complimentary momentum models.  For the time period, exposure to the Vanguard FTSE Europe ETF along with the Materials and Consumer Discretionary Select SPDR ETFs added the most positive performance.  The new momentum model allows for a more diversified mix of ETF holdings and can utilize fixed-income ETFs.  As part of this model, the SPDR DB International Government Inflation Protected Bond ETF was the largest contributor to negative performance.  The exposure to the US Industrials sector also detracted from performance.

The specific returns of the Fund as of December 31, 2013 are as follows:

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended December 31, 2013 (Unaudited)	1 Year	Inception*	Ratio**	Ratio***
Rx Tactical Rotation Fund – Institutional Class Shares	17.27%	13.80%	.70%	3.19%

S&P Global Broad Market Index****	21.15%	17.35%	n/a	n/a

Performance shown is for the period ended December 31, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 97.44%
Consumer Discretionary Select Sector SPDR Fund		30,412	$1,995,027
Energy Select Sector SPDR Fund		22,398	1,936,083
Financial Select Sector SPDR Fund		93,038	1,998,456
Health Care Select Sector SPDR Fund		36,125	1,996,268
Industrial Select Sector SPDR Fund		38,987	1,964,945
iShares 1-3 Year Credit Bond ETF		12,786	1,349,434
iShares 1-3 Year Treasury Bond ETF		15,932	1,347,369
iShares 7-10 Year Treasury Bond ETF		13,256	1,348,003
iShares Agency Bond ETF		12,092	1,348,743
iShares Core Total US Bond Market Fund		12,606	1,354,389
iShares Government/Credit Bond Fund		12,225	1,355,753
iShares Intermediate Government/Credit Bond Fund		12,257	1,351,212
iShares MBS Fund		12,763	1,349,304
iShares Short Treasury Bond Fund		12,204	1,345,369
Materials Select Sector SPDR Fund		43,329	1,921,208
PowerShares DB US Dollar Index Bullish Fund		61,692	1,338,716
Technology Select Sector SPDR Fund		56,534	1,961,164

Total Exchange Traded Products (Cost $26,258,599)			27,261,443

SHORT-TERM INVESTMENT - 2.55%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		712,575

Total Short-Term Investment (Cost $712,575)			712,575

Total Value of Investments (Cost $26,971,174) - 99.99%			$27,974,018

Other Assets Less Liabilities - 0.01%			2,950

Net Assets - 100.00%			$27,976,968

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	97.44%	$27,261,443
Short-Term Investment	2.55%	712,575
Total	99.99%	$27,974,018

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2013

Assets:
Investments, at value (cost $26,971,174)	$27,974,018
Receivables:
Fund shares sold	31,279
Dividends and Interest	31

Total assets	28,005,328

Liabilities:
Fund shares purchased	50
Accrued expenses
Advisory fees	22,469
Administration fees	5,617
Other expenses	224

Total liabilities	28,360

Total Net Assets	$27,976,968

Net Assets Consist of:
Paid in Capital	$25,713,300
Undistributed net investment income	28,586
Undistributed net realized gain on investments	1,232,238
Net unrealized appreciation on investments	1,002,844

Total Net Assets	$27,976,968

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	2,381,780
Net Assets	27,670,695
Net Asset Value, Offering Price and Redemption Price Per Share	$11.62

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	26,361
Net Assets	306,273
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.62

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statement of Operations
(Unaudited)

For the Period ended November 30, 2013

Investment Income:
Interest	$170
Dividends	172,284

Total Income	172,454

Expenses:
Advisory fees (note 2)	105,411
Administration fees (note 2)	26,353
Distribution and service fees - Advisor Class Shares (note 3)	1,121

Total Expenses	132,885

Net Investment Income	39,569

Realized and Unrealized Gain on Investments
Net realized gain from investment transactions	1,269,896
Net change in unrealized appreciation on investments	645,357

Net Realized and Unrealized Gain on Investments	1,915,253

Net Increase in Net Assets Resulting from Operations	$1,954,822

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statements of Changes in Net Assets
			Period Ended		Year Ended
			November 30, 2013	(a)	May 31, 2013

Operations:
Net investment income (loss)			$39,569		$(10,902)
Net realized gain (loss) from investment transactions			1,269,896		(37,658)
Change in unrealized appreciation on investments			645,357		357,487

Net Increase in Net Assets Resulting from Operations			1,954,822		308,927

Distributions to Shareholders:
Net investment income
Institutional Class Shares			-		(84)
Advisor Class Shares			-		(1)

Decrease in Net Assets Resulting from Distributions			-		(85)

Capital Share Transactions:
Shares sold			15,802,721		12,617,751
Reinvested dividends and distributions			-		85
Shares repurchased			(2,479,699)		(227,554)

Increase from Capital Share Transactions			13,323,022		12,390,282

Net Increase in Net Assets			15,277,844		12,699,124

Net Assets:
Beginning of Period			12,699,124		-
End of Period			$27,976,968		$12,699,124

Undistributed/Accumulated Net Investment Income(Loss)			$28,586		$(10,987)

	Period Ended		Year Ended
Share Information:	November 30, 2013 (a)		May 31, 2013
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	1,424,639	$15,619,077	1,199,613		$12,491,688
Reinvested dividends and distributions	-	-	9		84
Shares repurchased	(220,994)	(2,454,238)	(21,429)		(227,288)
Net Increase in Capital Shares	1,203,645	$13,164,839	1,178,193		$12,264,484

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	16,786	$183,644	11,867		$126,063
Reinvested dividends and distributions	-		-		1
Shares repurchased	(2,267)	(25,461)	(25)		(266)
Net Increase in Capital Shares	14,519	$158,183	11,842		$125,798

(a) Unaudited

See Notes to Financial Statements

Rx Tactical Rotation Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(g)	2013(f)

Net Asset Value, Beginning of Period	$10.67	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.02	(0.01)
Net realized and unrealized gain (loss) on securities	0.93	0.75

Total from Investment Operations	0.95	0.74

Less Distributions:
Dividends (from net investment income)	-	(0.07)

Total Distributions	-	(0.07)

Net Asset Value, End of Period	$11.62	$10.67

Total Return (c)	17.02%	7.46%	(b)

Net Assets, End of Period (in thousands)	$27,671	$12,573

Ratios of:
Gross Expenses to Average Net Assets(d)	1.25%	1.20%	(a)
Net Expenses to Average Net Assets(d)	1.25%	1.20%	(a)
Net Investment Income/(Loss) to Average Net Assets(e)	0.39%	(0.33)%	(a)

Portfolio turnover rate	238.01%	98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Date of Initial Public Investment September 20, 2012.
(g) Unaudited

See Notes to Financial Statements		(Continued)

Rx Tactical Rotation Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(g)	2013(f)

Net Asset Value, Beginning of Period	$10.65	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on securities	0.99	0.73

Total from Investment Operations	0.97	0.71

Less Distributions:
Dividends (from net investment income)	-	(0.06)

Total Distributions	-	(0.06)

Net Asset Value, End of Period	$11.62	$10.65

Total Return (c)	16.90%	7.15%	(b)

Net Assets, End of Period (in thousands)	$306	$126

Ratios of:
Gross Expenses to Average Net Assets(d)	2.24%	2.20%	(a)
Net Expenses to Average Net Assets(d)	2.24%	2.20%	(a)
Net Investment Income/(Loss) to Average Net Assets(e)	(0.61)%	(2.19)%	(a)

Portfolio turnover rate	238.01%	98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Date of Initial Public Investment September 26, 2012.
(g) Unaudited

See Notes to Financial Statements

Rx Tax Advantaged Fund

January 2, 2014

From June 1, 2013 through November 30, 2013, The Fund’s Institutional Class Shares returned -6.26% underperformed the S&P National Municipal Bond Index by 3.53%.   The Blackrock Intermediate Municipal Fund and US Global Investors Near-Term Fund contributed the most to positive performance.  In a very rough period for municipal bonds, the Nuveen All-American Bond Fund as well as the Rochester MN Municipal Fund detracted the most from overall performance.
In September, the iPath US Treasury 10-Year Bear ETN was added to the allocation to help mitigate interest rate risk.  The timing of this addition missed what, in hindsight, would have been ideal and initially the holding contributed to negative performance.  However, for the most recent two months, as interest rates have risen, this particular holding has helped the Fund outperfrom the benchmark.  We remain committed to implementing tools to recover the poor return of this fund and strengthen the prospects for the future.

The specific returns of the Fund as of December 31, 2013 are as follows:

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended December 31, 2013 (Unaudited)	1 Year	Inception*	Ratio**	Ratio***
Rx Tax Advantaged Fund – Institutional Class Shares	-5.26%	-3.82%	.70%	4.58%

S&P National Municipal Bond Index****	-2.55%	-1.03%	n/a	n/a

Performance shown is for the period ended December 31, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Tax Advantaged Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 17.73%
iPath US Treasury 10-year Bear ETN		10,572	$313,100
iShares S&P National Municipal Bond Fund		1,256	131,528
iShares S&P Short Term National AMT-Free Municipal Bond Fund		1,551	165,042

Total Exchange Traded Products (Cost $661,172)			609,671

OPEN-END FUNDS - 73.76%
BlackRock Municipal Series Trust		60,932	665,985
MFS Municipal High Income Fund-Investor Class		19,567	146,554
Nuveen All-American Municipal Bond Fund-Class I		28,936	312,796
Nuveen High Yield Municipal Bond Fund		9,641	149,334
Oppenheimer Rochester AMT-Free Municipals Fund		22,673	147,377
Oppenheimer Rochester Minnesota Municipal Fund-Class Y		25,713	313,180
Oppenheimer Rochester National Municipals-Institutional Class		22,070	147,871
US Global Investors Near-Term Tax Free Fund		293,082	653,573

Total Open-End Funds (Cost $2,622,904)			2,536,671

SHORT-TERM INVESTMENT - 8.61%
§	Fidelity Institutional Money Market Funds - Money Market Porfolio, 0.08%		296,076

Total Short-Term Investment (Cost $296,076)			296,076

Total Value of Investments (Cost $3,580,153) - 100.10%			$3,442,417

Liabilities in Excess of Other Assets - (0.10)%			(3,230)

Net Assets - 100.00%			$3,439,187

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	17.73%	$609,671
Open-End Funds	73.76%	2,536,671
Short-Term Investment	8.61%	296,076
Total	100.10%	$3,442,417

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2013

Assets:
Investments, at value (cost $3,580,153)	$3,442,417
Dividends and interest	1,978
Fund shares sold	1,120

Total assets	3,445,515

Liabilities:
Fund shares purchased	51
Accrued expenses
Advisory fees	1,327
Administration fees	695
Other expenses	33
Distributions Payable	4,222

Total liabilities	6,328

Total Net Assets	$3,439,187

Net Assets Consist of:
Paid in Capital	$3,753,024
Undistributed net investment income	2,805
Accumulated net realized loss on investments	(178,907)
Net unrealized depreciation on investments	(137,735)

Total Net Assets	$3,439,187

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	367,589
Net Assets	3,394,732
Net Asset Value, Offering Price and Redemption Price Per Share	$9.24

Advisor Class Shares outstanding, no par value (unlimited authorized shares)(a)	4,812
Net Assets	44,455
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.24

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statement of Operations
(Unaudited)

For the Period ended November 30, 2013

Investment Income:
Interest	$21
Dividends	57,114

Total Income	57,135

Expenses:
Advisory fees (note 2)	8,020
Administration fees (note 2)	4,455
Distribution and service fees - Advisor Class Shares (note 3)	225

Total Expenses	12,700

Net Investment Income	44,435

Realized and Unrealized Loss on Investments
Net realized loss from investment transactions	(179,117)
Net change in unrealized depreciation on investments	(99,205)

Net Realized and Unrealized Loss on Investments	(278,322)

Net Decrease in Net Assets Resulting from Operations	$(233,887)

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statements of Changes in Net Assets
			Period Ended	Year Ended
			November 30, 2013(a)	May 31, 2013

Operations:
Net investment income			$44,435	$38,942
Net realized (loss) gain from investment transactions			(179,117)	-
Long term capital gain distributions from underlying funds			-	210
Net change in unrealized depreciation on investments			(99,205)	(38,530)
Net (Decrease) Increase in Net Assets Resulting from Operations			(233,887)	622

Distributions to Shareholders:
Net investment income
Institutional Class Shares			(43,633)	(32,947)
Advisor Class Shares			(320)	(166)

Decrease in Net Assets Resulting from Distributions			(43,953)	(33,113)

Capital Share Transactions:
Shares sold			266,335	4,190,422
Reinvested dividends and distributions			11,073	6,464
Shares repurchased			(296,645)	(428,131)
(Decrease) Increase from Capital Share Transactions			(19,237)	3,768,755

Net Increase in Net Assets			(297,077)	3,736,264

Net Assets:
Beginning of Period			3,736,264	-
End of Period			$3,439,187	$3,736,264

Undistributed Net Investment Income			$2,805	$5,829

	Period Ended		Year Ended
Share Information:	November 30, 2013 (a)		May 31, 2013
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	23,767	$221,333	411,712	$4,142,342
Reinvested dividends and distributions	1,151	10,753	627	6,297
Shares repurchased	(27,593)	(257,884)	(41,961)	(421,777)
Net (Decrease)Increase in Capital Shares	(2,675)	$(25,798)	370,378	$3,726,862

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	4,797	$45,002	4,790	$48,080
Reinvested dividends and distributions	34	320	17	167
Shares repurchased	(4,186)	(38,761)	(638)	(6,354)
Net (Decrease)Increase in Capital Shares	645	$6,561	4,169	$41,893

(a) Unaudited

See Notes to Financial Statements

Rx Tax Advantaged Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(g)	2013(f)

Net Asset Value, Beginning of Period	$9.98	$10.00

Income (Loss) from Investment Operations
Net investment income	0.01	0.12
Net realized and unrealized loss on investments	(0.75)	(0.04)

Total from Investment Operations	(0.74)	0.08

Less Distributions:
From net investment income	(0.01)	(0.10)

Total Distributions	(0.01)	(0.10)

Net Asset Value, End of Period	$9.24	$9.98

Total Return (c)	(6.26)%	0.83%	(b)

Net Assets, End of Period (in thousands)	$3,395	$3,695

Ratios of:
Gross Expenses to Average Net Assets(d)	0.70%	0.70%	(a)
Net Expenses to Average Net Assets(d)	0.70%	0.70%	(a)
Net Investment Income/(Loss) to Average Net Assets(e)	2.51%	2.26%	(a)

Portfolio turnover rate	67.55%	23.14%	(b)

(a) Annualized.
(b) Not annualized.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) September 20, 2012 (Date of Initial Public Investment)
(g) Unaudited

See Notes to Financial Statements		(Continued)

Rx Tax Advantaged Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(g)	2013(f)

Net Asset Value, Beginning of Period	$9.97	$10.00

Income (Loss) from Investment Operations
Net investment income	0.00	0.08
Net realized and unrealized loss on investments	(0.73)	(0.07)

Total from Investment Operations	(0.73)	0.01

Less Distributions:
From net investment income	(0.00)	(0.04)

Total Distributions	(0.00)	(0.04)

Net Asset Value, End of Period	$9.24	$9.97

Total Return (c)	(6.66)%	0.08%	(b)

Net Assets, End of Period (in thousands)	$44	$42

Ratios of:
Gross Expenses to Average Net Assets(d)	1.69%	1.70%	(a)
Net Expenses to Average Net Assets(d)	1.69%	1.70%	(a)
Net Investment Income/(Loss) to Average Net Assets(e)	1.47%	1.33%	(a)

Portfolio turnover rate	67.55%	23.14%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) September 26, 2012 (Date of Initial Public Investment)
(g) Unaudited
(h) Actual amount is less than $0.01 per share.

See Notes to Financial Statements

Rx Traditional Equity Fund

January 2, 2014

From June 1, 2013 through November 30, 2013, The Fund’s Institutional Class Shares returned 10.99% and outperformed the S&P Global Broad Market Index (the S&P BMI) by 1.23%.   The methodology of the underlying strategy is designed to track the S&P BMI with reduced volatility, which it accomplished.  During the period, the highest performing holding was the iShares Micro-Cap ETF.  However, this is also one of the smallest weights in the allocation.  From a contribution perspective the iShares Core S&P 500 ETF and iShares Russell 1000 Growth ETFs added the most to positive returns.  All of the holdings had positive returns but the lowest contributers to the overall Fund total return were holdings in iShares Russell 2000 Growth and iShares MSCI BRIC.  An allocation to short-term treasuries also was a drag on performance.

The specific returns of the Fund as of December 31, 2013 are as follows:

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended December 31, 2013 (Unaudited)	1 Year	Inception*	Ratio**	Ratio***
Rx Traditional Equity Fund – Institutional Class Shares	26.66%	20.81%	.70%	4.37%

S&P Global Broad Market Index****	21.15%	17.35%	n/a	n/a

Performance shown is for the period ended December 31, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Traditional Equity Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 89.44%
iShares Core S&P 500 ETF		7,203	$1,310,659
iShares MSCI BRIC Index Fund		2,848	110,018
iShares MSCI EAFE Growth Index		5,028	353,468
iShares MSCI EAFE Value Index		2,219	126,106
iShares MSCI Emerging Markets Index Fund		2,618	110,872
iShares MSCI EMU Index Fund		3,282	132,462
iShares Russell 1000 Growth Index Fund		15,828	1,327,812
iShares Russell 1000 Value Index Fund		5,638	521,120
iShares Russell 2000 Growth Index Fund		1,053	140,291
iShares Russell 2000 Value Index Fund		6,201	608,628
iShares Russell Microcap Index Fund		1,940	143,288
iShares Russell Midcap Growth Index Fund		10,993	901,096
iShares Russell Midcap Value Index Fund		2,026	130,292

Total Exchange Traded Products (Cost $4,971,465)			5,916,112

SHORT-TERM INVESTMENT - 10.61%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		701,978

Total Short-Term Investment (Cost $701,978)			701,978

Total Value of Investments (Cost $5,673,443) - 100.05%			$6,618,090

Liabilities in Excess of Other Assets - (0.05)%			(3,689)

Net Assets - 100.00%			$6,614,401

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	89.44%	$5,916,112
Short-Term Investment	10.61%	701,978
Total	100.05%	$6,618,090

See Notes to Financial Statements

Rx Traditional Equity Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2013

Assets:
Investments, at value (cost $5,673,443)	6,618,090
Receivables:
Dividends and interest	24

Total assets	6,618,114

Liabilities:
Accrued expenses
Advisory fees	2,386
Administration fees	1,279
Other expenses	48

Total liabilities	3,713

Total Net Assets	$6,614,401

Net Assets Consist of:
Paid in Capital	$5,646,908
Undistributed net investment income	22,847
Net unrealized appreciation on investments	944,646

Total Net Assets	$6,614,401

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	527,196
Net Assets	6,548,094
Net Asset Value, Offering Price and Redemption Price Per Share	12.42

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	5,297
Net Assets	66,307
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.52

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Traditional Equity Fund

Statement of Operations
(Unaudited)

For the Period ended November 30, 2013

Investment Income:
Interest	$159
Dividends	41,962

Total Income	42,121

Expenses:
Advisory fees (note 2)	12,388
Administration fees (note 2)	6,882
Distribution and service fees - Advisor Class Shares (note 3)	278

Total Expenses	19,548

Net Investment Income	22,573

Realized and Unrealized Gain on Investments

Net change in unrealized appreciation on investments	568,364

Net Realized and Unrealized Gain on Investments	568,364

Net Increase in Net Assets Resulting from Operations	$590,937

See Notes to Financial Statements

Rx Traditional Equity Fund

Statements of Changes in Net Assets
			Period Ended		Year Ended
			November 30, 2013	(a)	May 31, 2013

Operations:
Net investment income			$22,573		$9,544
Net change in unrealized appreciation on investments			568,364		376,282

Net Increase in Net Assets Resulting from Operations			590,937		385,826

Distributions to Shareholders:
Net investment income
Institutional Class Shares			-		(9,254)
Advisor Class Shares			-		(16)

Decrease in Net Assets Resulting from Distributions			-		(9,270)

Capital Share Transactions:
Shares sold			1,989,317		4,326,620
Reinvested dividends and distributions			-		743
Shares repurchased			(550,102)		(119,670)

Increase from Capital Share Transactions			1,439,215		4,207,693

Net Increase in Net Assets			2,030,152		4,584,249

Net Assets:
Beginning of Period			4,584,249		-
End of Period			$6,614,401		$4,584,249

Undistributed Net Investment Income			$22,847		$274

	Period Ended		Year Ended
Share Information:	November 30, 2013 (a)		May 31, 2013
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	167,254	$1,958,593	416,366		$4,279,587
Reinvested dividends and distributions	-	-	73		726
Shares repurchased	(45,297)	(531,200)	(11,199)		(119,559)
Net Increase in Capital Shares	121,957	$1,427,393	405,240		$4,160,754

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	2,593	$30,724	4,284		$47,033
Reinvested dividends and distributions	-	-	2		17
Shares repurchased	(1,572)	(18,902)	(10)		(111)
Net Increase in Capital Shares	1,021	$11,822	4,276		$46,939

(a) Unaudited

See Notes to Financial Statements

Rx Traditional Equity Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(g)	2013(f)

Net Asset Value, Beginning of Period	$11.19	$10.00

Income (Loss) from Investment Operations
Net investment income	0.04	0.02
Net realized and unrealized gain (loss) on investments	1.19	1.22

Total from Investment Operations	1.23	1.24

Less Distributions:
From net investment income	-	(0.05)

Total Distributions	-	(0.05)

Net Asset Value, End of Period	$12.42	$11.19

Total Return (c)	10.99%	12.41%	(b)

Net Assets, End of Period (in thousands)	$6,548	$4,536

Ratios of:
Gross Expenses to Average Net Assets(d)	0.70%	0.70%	(a)
Net Expenses to Average Net Assets(d)	0.70%	0.70%	(a)
Net Investment Income/(Loss) to Average Net Assets(e)	0.83%	0.57%	(a)

Portfolio turnover rate	0.00%	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) September 20, 2012 (Date of Initial Public Investment)
(g) Unaudited

See Notes to Financial Statements		(Continued)

Rx Traditional Equity Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(g)	2013(f)

Net Asset Value, Beginning of Period	$11.28	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	-	(0.01)
Net realized and unrealized gain (loss) on investments	1.24	1.32

Total from Investment Operations	1.24	1.31

Less Distributions:
From net investment income	-	(0.03)

Total Distributions	-	(0.03)

Net Asset Value, End of Period	$12.52	$11.28

Total Return (c)	11.39%	13.12%	(b)

Net Assets, End of Period (in thousands)	$66	$48

Ratios of:
Gross Expenses to Average Net Assets(d)	1.69%	1.70%	(a)
Net Expenses to Average Net Assets(d)	1.69%	1.70%	(a)
Net Investment Income/(Loss) to Average Net Assets(e)	(0.16)%	(0.87)%	(a)

Portfolio turnover rate	0.00%	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) September 26, 2012 (Date of Initial Public Investment)
(g) Unaudited

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

January 2, 2014

From June 1, 2013 through November 30, 2013, The Fund’s Institutional Class Shares returned -1.89% and underperformed the Barclays Capital Global Aggregate Index by 0.82%.   A significant move in interest rates had a drastic effect on several holdings in the allocation.  The exposure to emerging markets debt, along with the iShares Credit Bond holding were hit the hardest.  Exposure the convertible bonds, international treasuries and mortgage-backed securities, however, did add positive returns.  In September, in the face of rising rates, a defensive measure was utilized to help limit interest rate risk. A combination of products that help neutralize the overall portfolio effect of rising interest rates were added for downside protection.  Unfortunately, the timing of this addition missed the mark by just a couple of weeks, and these holdings detracted from performance through the end of the period.  If interest rates continue rise, the Fund is expected to be positioned to limit this risk.  If interest rates stay in this range, the allocation is designed to provide what we view to be stable exposure.

The specific returns of the Fund as of December 31, 2013 are as follows:

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended December 31, 2013 (Unaudited)	1 Year	Inception*	Ratio**	Ratio***
Rx Traditional Fixed Income Fund – Institutional Class Shares	-4.67%	-3.98%	0.70%	1.61%

Barclays Capital Global Aggregate Bond Index****	-2.51%	-2.12%	n/a	n/a

Performance shown is for the period ended December 31, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2014 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 30, 2013.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Traditional Fixed Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 88.99%
iShares Barclays Agency Bond Fund		34,243	$3,819,468
iShares Barclays Government/Credit Bond Fund		3,862	428,296
iShares Barclays MBS Bond Fund		36,437	3,852,120
iShares Barclays TIPS Bond Fund		28,541	3,185,461
iShares iBoxx $ High Yield Corporate Bond Fund		4,645	433,936
iShares S&P/Citigroup International Treasury Bond Fund		2,123	213,680
SPDR Barclays Convertible Securities Fund		9,524	444,866
SPDR Barclays Investment Grade Floating Rate Fund		88,722	2,718,442
Vanguard Total Bond Market Fund		2,632	213,139
iShares Short Treasury Bond Fund		34,339	3,785,531

Total Exchange Traded Products (Cost $19,277,621)			19,094,939

OPEN-END FUNDS - 9.52%
Profunds Rising Rates Opportunity ProFund		185,158	1,529,405
Rydex Series - Inverse Government Long Bond Strategy Fund		52,283	512,896

Total Open-End Funds (Cost $2,125,369)			2,042,301

SHORT-TERM INVESTMENT - 1.43%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		305,951

Total Short-Term Investment (Cost $305,951)			305,951

Total Value of Investments (Cost $21,708,941) - 99.94%			$21,443,191

Other Assets Less Liabilities - 0.06%			14,221

Net Assets - 100.00%			$21,457,412

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	88.99%	$19,094,939
Open-End Funds	9.52%	2,042,301
Short-Term Investment	1.43%	305,951
Total	99.94%	$21,443,191

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2013

Assets:
Investments, at value (cost $21,708,941)	$21,443,191
Fund shares sold	31,727
Dividends and interest	19

Total assets	21,474,937

Liabilities:
Payables:
Investments purchased	170
Accrued expenses
Advisory Fees	8,083
Administrative Fees	4,301
Other expenses	122
Distribution payable	4,849

Total liabilities	17,525

Total Net Assets	$21,457,412

Net Assets Consist of:
Paid in Capital	$22,332,316
Accumulated net investment loss	(98)
Accumulated net realized loss on investments	(609,056)
Net unrealized depreciation on investments	(265,750)

Total Net Assets	$21,457,412

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	2,255,253
Net Assets	21,295,547
Net Asset Value, Offering Price and Redemption Price Per Share	$9.44

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	17,076
Net Assets	161,865
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.48

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statement of Operations
(Unaudited)

For the Period ended November 30, 2013

Investment Income:
Interest	$186
Dividends	128,234

Total Income	128,420

Expenses:
Advisory fees (note 2)	45,226
Administration fees (note 2)	25,125
Distribution and service fees - Advisor Class Shares (note 3)	550

Total Expenses	70,901

Net Investment Income	57,519

Realized and Unrealized Loss on Investments
Net realized loss from investment transactions	(609,056)
Net change in unrealized appreciation on investments	192,861

Net Realized and Unrealized Loss on Investments	(416,195)

Net Decrease in Net Assets Resulting from Operations	$(358,676)

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statements of Changes in Net Assets
			Period Ended		Year Ended
			November 30, 2013	(a)	May 31, 2013

Operations:
Net investment income			$57,519		$68,028
Net realized loss from investment transactions			(609,056)		(458,611)
Net change in unrealized appreciation on investments			192,861		-

Net Decrease in Net Assets Resulting from Operations			(358,676)		(390,583)

Distributions to Shareholders:
Net investment income
Institutional Class Shares			(57,607)		(68,104)
Advisor Class Shares			(10)		(67)

Decrease in Net Assets Resulting from Distributions			(57,617)		(68,171)

Capital Share Transactions:
Shares sold			8,955,158		19,375,072
Reinvested dividends and distributions			12,410		10,464
Shares repurchased			(4,910,755)		(1,109,890)

Increase from Capital Share Transactions			4,056,813		18,275,646

Net Increase in Net Assets			3,640,520		17,816,892

Net Assets:
Beginning of Period			17,816,892		-
End of Period			$21,457,412		$17,816,892

Undistributed Net Investment Income			$-		$-

	Period Ended		Year Ended
Share Information:	November 30, 2013(a)		May 31, 2013
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	933,430	$8,833,799	1,947,994		$19,280,121
Reinvested dividends and distributions	1,315	12,404	1,057		10,397
Shares repurchased	(518,890)	(4,890,727)	(109,653)		(1,078,548)
Net Increase in Capital Shares	415,855	$3,955,476	1,839,398		$18,211,970

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	12,798	$121,359	9,646		$94,951
Reinvested dividends and distributions	1	6	7		67
Shares repurchased	(2,111)	(20,028)	(3,264)		(31,342)
Net Increase in Capital Shares	10,688	$101,337	6,389		$63,676

(a) Unaudited

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(g)	2013(f)

Net Asset Value, Beginning of Period	$9.65	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.00	0.06
Net realized and unrealized gain (loss) on securities	(0.21)	(0.35)

Total from Investment Operations	(0.21)	(0.29)

Less Distributions:
Dividends (from net investment income)	(0.00)	(0.06)

Total Distributions	(0.00)	(0.06)

Net Asset Value, End of Period	$9.44	$9.65

Total Return(c)	(1.89)%	(2.93)%	(b)

Net Assets, End of Period (in thousands)	$21,296	$17,755

Ratios of:
Gross Expenses to Average Net Assets(d)	0.70%	0.70%	(a)
Net Expenses to Average Net Assets(d)	0.70%	0.70%	(a)
Net Investment Income/(Loss) to Average Net Assets(e)	0.58%	0.95%	(a)

Portfolio turnover rate	62.28%	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) September 20, 2012 (Date of Initial Public Investment)
(g) Unaudited

See Notes to Financial Statements		(Continued)

Rx Traditional Fixed Income Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(g)	2013(f)

Net Asset Value, Beginning of Period	$9.68	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.01)	0.01
Net realized and unrealized gain (loss) on securities	(0.19)	(0.31)

Total from Investment Operations	(0.20)	(0.30)

Less Distributions:
Dividends (from net investment income)	(0.00)	(0.02)

Total Distributions	(0.00)	(0.02)

Net Asset Value, End of Period	$9.48	$9.68

Total Return	(1.85)%	(3.00)%	(b)

Net Assets, End of Period (in thousands)	$162	$62

Ratios of:
Gross Expenses to Average Net Assets(d)	1.69%	1.70%	(a)
Net Expenses to Average Net Assets(d)	1.69%	1.70%	(a)
Net Investment Income/(Loss) to Average Net Assets(e)	(0.61)%	0.13%	(a)

Portfolio turnover rate	62.28%	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) September 26, 2012 (Date of Initial Public Investment)
(g) Unaudited

See Notes to Financial Statements

RiskX Funds

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The RiskX Funds (“Funds”), are series’ of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each Fund is a separate diversified series of the Trust.

Each Fund is a “fund of funds” that principally invests in other mutual funds and exchange traded funds.  The Funds’ investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve each Fund’s investment objective by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940 (“Portfolio Funds”).  Although each Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Funds are not precluded from investing in Portfolio Funds with sales-related expenses, and/or service fees in excess of 0.25%.

Each Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Advisor Class Shares.  Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.  The Advisor Class Shares are subject to distribution plan fees as described in Note 3.  Each Fund’s Advisor Class Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The Date of Initial Public Investment for each Fund and Class of Shares is as follows:

Fund	Institutional Class Shares	Advisor Class Shares
Dividend Income Fund	September 20, 2012	September 26, 2012
Dynamic Growth Fund	October 2, 2009	February 18, 2011
Dynamic Total Return Fund	October 2, 2009	February 25, 2011
Fundamental Growth Fund	October 17, 2013	October 20, 2013
High Income Fund	September 20, 2012	September 26, 2012
Non Traditional Fund	September 20, 2012	September 26, 2012
Premier Managers Fund	September 20, 2012	September 26, 2012
Tactical Rotation Fund	September 20, 2012	September 26, 2012
Tax Advantaged Fund	September 20, 2012	September 26, 2012
Traditional Equity Fund	September 20, 2012	September 26, 2012
Traditional Fixed Income Fund	September 20, 2012	September 26, 2012

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund’s net asset value calculation) or which cannot be accurately valued using each Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using each Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

Each Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of November 30, 2013 for the each Fund’s investments measured at fair value:

Dividend Income Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$1,028,831	$1,028,831	$-	$-
Open-End Fund	2,266,471	2,266,471	-	-
Short-Term Investment	197,570	197,570	-	-
Total	$3,492,873	$3,492,873	$-	$-

(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

Dynamic Growth Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$6,585,107	$6,585,107	$-	$-
Exchange Traded Products	8,535,136	8,535,136
Open-End Funds	9,676,466	9,676,466	-	-
Short-Term Investment	4,548,950	4,548,950	-	-
Total	$29,345,659	$29,345,659	$-	$-

Dynamic Total Return Fund
Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$6,071,833	$6,071,833	$-	$-
Short-Term Investment	54,210	54,210	-	-
Total	$6,126,043	$6,126,043	$-	$-

Fundamental Growth Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$1,039,220	$1,039,220	$-	$-
Short-Term Investment	21,408	21,408	-	-
Total	$1,060,628	$1,060,628	$-	$-

High Income Fund
Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$12,386,480	$12,386,480	$-	$-
Short-Term Investment	451,042	451,042	-	-
Total	$12,837,522	$12,837,522	$-	$-

Non Traditional Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Product	$851,143	$851,143	$-	$-
Open-End Funds	7,485,772	7,485,772	-	-
Short-Term Investment	131,644	131,644	-	-
Total	$8,468,559	$8,468,559	$-	$-

Premier Managers Fund
Assets	Total	Level 1	Level 2	Level 3
Common Stock	$209,288	$209,288	$-	$-
Open-End Funds	2,324,713	2,324,713	-	-
Short-Term Investment	77,602	77,602	-	-
Total	$2,611,603	$2,611,603	$-	$-

(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

Tactical Rotation Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$27,261,443	$27,261,443	$-	$-
Short-Term Investment	712,575	712,575	-	-
Total	$27,974,018	$27,974,018	$-	$-

Tax Advantaged Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$609,671	$609,671	$-	$-
Open-End Funds	2,536,671	2,536,671	-	-
Short-Term Investment	296,076	296,076	-	-
Total	$3,442,417	$3,442,417	$-	$-

Traditional Equity Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$5,916,111	$5,916,111	$-	$-
Short-Term Investment	701,978	701,978	-	-
Total	$6,618,090	$6,618,090	$-	$-

Traditional Fixed Income Fund
Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$19,094,939	$19,094,939	$-	$-
Open-End Funds	2,042,301	2,042,301	-	-
Short-Term Investment	305,951	305,951	-	-
Total	$21,443,191	$21,443,191	$-	$-

The Funds had no significant transfers into or out of Level 1, 2, or 3 during the year ended November 30, 2013.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
Each Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.
(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Each Fund pays a monthly advisory fee to the Advisor based upon the average daily net assets and calculated at an annual rate.  See the table below for the advisory fee rates, amounts paid to the Advisor, and voluntary waivers by the Advisor for each Fund during the fiscal year or initial period ended November 30, 2013:

Fund	Advisory Fee Rate	Amount Incurred	Amount Waived
Dividend Income Fund	0.90%	$ 9,354	$
Dynamic Growth Fund	0.45%	44,939
Dynamic Total Return Fund	0.45%	- *	-
Fundamental Growth Fund	0.30%	1,157	-
High Income Fund	0.45%	25,134	-
Non Traditional Fund	0.45%	17,688	-
Premier Managers Fund	0.45%	5,306	-
Tactical Rotation Fund	1.00%	105,411	-
Tax Advantaged Fund	0.45%	8,020	-
Traditional Equity Fund	0.45%	12,388	-
Traditional Fixed Income Fund	0.45%	45,226	-

*According to the terms of the Advisory contract, no advisory fee is incurred for Dynamic Total Return Fund until the average daily net assets of the Fund is greater than $13,000,000.

The Advisor has entered into an Operating Plan with the Fund's administrator under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 0.70% for each Fund (1.05% for Fundamental Growth Fund and 1.25% for the Tactical Rotation Fund) of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates and pays for the services of each vendor and the operating expense to the Funds, and provides the Funds with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Funds’ average daily net assets.  The annual rate is 0.25% if the average daily net assets are under $100 million and gradually decreases to an annual rate of 0.096% once the average daily net assets reach $1.805 billion or more.
(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

The fee paid to the Administrator is calculated by multiplying the average daily net assets of each Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  See the table below for amounts paid to the Administrator by each Fund, along with amounts waived by the Administrator:

Fund	Amount Incurred	Amount Waived
Dividend Income Fund	$ 2,766	-
Dynamic Growth Fund	27,571	-
Dynamic Total Return Fund	26,398	-
Fundamental Growth Fund	289
High Income Fund	13,963	-
Non Traditional Fund	9,827	-
Premier Managers Fund	2,948	-
Tactical Rotation Fund	26,353	-
Tax Advantaged Fund	4,455	-
Traditional Equity Fund	6,882	-
Traditional Fixed Income Fund	25,125	-

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with each Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Funds.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Funds.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Funds will vary.

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered

(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. See the table below for the amounts incurred by each Fund:

Fund	Amount Incurred
Dividend Income Fund	$ 208
Dynamic Growth Fund	4,564
Dynamic Total Return Fund	3,696
Fundamental Growth Fund	-
High Income Fund	518
Non Traditional Fund	224
Premier Managers Fund	52
Tactical Rotation Fund	1,121
Tax Advantaged Fund	225
Traditional Equity Fund	278
Traditional Fixed Income Fund	550

4.	Purchases and Sales of Investment Securities

For the period ended or initial period ended November 30, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Fiscal year or Initial Period	Purchases of Securities	Proceeds from Sales of Securities
Dividend Income Fund	June 1, 2013 – November 30, 2013	$ 2,215,740	$ 81,997
Dynamic Growth Fund	June 1, 2013 – November 30, 2013	42,436,337	34,342,977
Dynamic Total Return Fund	June 1, 2013 – November 30, 2013	4,747,109	6,909,462
Fundamental Growth Fund	October 17, 2013 – November 30, 2013	1,198,045	199,199
High Income Fund	June 1, 2013 – November 30, 2013	3,352,394	-
Non Traditional Fund	June 1, 2013 – November 30, 2013	5,141,625	3,568,619
Premier Managers Fund	June 1, 2013 – November 30, 2013	908,802	377,045
Tactical Rotation Fund	June 1, 2013 – November 30, 2013	62,196,525	49,027,113
Tax Advantaged Fund	June 1, 2013 – November 30, 2013	2,381,705	2,694,616
Traditional Equity Fund	June 1, 2013 – November 30, 2013	1,238,802	-
Traditional Fixed Income Fund	June 1, 2013 – November 30, 2013	16,600,195	12,154,884

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal year or initial period ended November 30, 2013.

(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. For the six month period ended November 30, 2013, there were no differences between the book and the tax treatment of the distributions.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, if applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended November 30, 2013, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At November 30, 2013, the tax-basis cost of investments and components of distributable earnings were as follows:

	Dividend Income Fund	Dynamic Growth Fund	Dynamic Total Return Fund	Fundamental Growth Fund	High Income Fund
Cost of Investments	$3,371,093	$27,754,942	$6,110,702	$1,022,919	$12,757,414

Unrealized Appreciation	126,180	1,605,167	33,993	67,645	91,053
Unrealized Depreciation	(4,401)	(14,450)	(18,653)	(29,765)	(10,945)
Net Unrealized Appreciation (Depreciation)	121,779	1,590,717	15,340	37,880	80,108

	Non Traditional Fund	Premier Managers Fund	Tactical Rotation Fund	Tax Advantaged Fund	Traditional Equity Fund	Traditional Fixed Income Fund
Cost of Investments	$8,375,651	$2,375,536	$26,971,174	$3,580,153	$5,673,443	$21,708,941

Unrealized Appreciation	116,754	236,067	1,039,302	7,166	944,646	66,868
Unrealized Depreciation	(23,846)	-	(36,458)	(144,901)	-	(332,618)
Net Unrealized Appreciation (Depreciation)	92,908	236,067	1,002,844	(137,735)	944,646	(265,750)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

7.	New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

In January 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.”  ASU No. 2013-01 clarifies that ordinary trade receivables and payables are not included in the scope of ASU No. 2011-11.  ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending that are offset in accordance with specific criteria contained in the FASB Accounting Standards codification.

Management is currently evaluating the impact ASU No. 2011-11 and ASU No. 2013-01 will have on the Funds’ financial statements and disclosures.

8.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

RiskX Funds

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each Fund’s Form N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Dividend Income Fund	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period*
Institutional Class Shares
Actual	$1,000.00	$1,031.70	$5.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.60	$5.52
Advisor Class Shares
Actual	$1,000.00	$1,033.40	$10.81
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.44	$10.71

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Dynamic Growth Fund	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period*
Institutional Class Shares
Actual	$1,000.00	$1,095.20	$3.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.61	$3.50
Advisor Class Shares
Actual	$1,000.00	$1,089.60	$8.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.60	$8.54

Dynamic Total Return Fund	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period*
Institutional Class Shares
Actual	$1,000.00	$964.00	$3.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.56	$3.55
Advisor Class Shares
Actual	$1,000.00	$991.20	$8.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.55	$8.59

Fundamental Growth Fund	Beginning Account Value 10/18/13	Ending Account Value 11/30/13	Expenses Paid During Period*
Institutional Class Shares
Actual	$1,000.00	$1000.00	$1.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1000.00	$1.41
Advisor Class Shares
Actual	$1,000.00	$1,004.62	$1.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,004.47	$1.56

High Income Fund	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period*
Institutional Class Shares
Actual	$1,000.00	$1,023.20	$3.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.56	$8.59
Advisor Class Shares
Actual	$1,000.00	$1,027.70	$3.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.60	$8.54

Non Traditional Fund	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period*
Institutional Class Shares
Actual	$1,000.00	$990.00	$3.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.56	$3.55
Advisor Class Shares
Actual	$1,000.00	$ 992.00	$8.44
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.60	$8.54

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Premier Managers Fund	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period*
Institutional Class Shares
Actual	$1,000.00	$1,075.00	$3.64
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.56	$3.55
Advisor Class Shares
Actual	$1,000.00	$1,065.40	$5.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.05	$5.06

Tactical Rotation Fund	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period*
Institutional Class Shares
Actual	$1,000.00	$1,089.00	$6.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.80	$6.33
Advisor Class Shares
Actual	$1,000.00	$1,093.10	$11.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.84	$11.31

Tax Advantaged Fund	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period*
Institutional Class Shares
Actual	$1,000.00	$ 937.40	$3.40
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.56	$3.55
Advisor Class Shares
Actual	$1,000.00	$ 933.40	$8.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.60	$8.54

Traditional Equity Fund	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period*
Institutional Class Shares
Actual	$1,000.00	$1,109.90	$3.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.56	$3.55
Advisor Class Shares
Actual	$1,000.00	$1,113.90	$8.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.60	$8.54

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Traditional Fixed Income Fund	Beginning Account Value 6/01/13	Ending Account Value 11/30/13	Expenses Paid During Period*
Institutional Class Shares
Actual	$1,000.00	$ 981.10	$3.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.56	$3.55
Advisor Class Shares
Actual	$1,000.00	$ 981.50	$8.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.60	$8.54
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,   multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

4.	Approval of Investment Advisory Agreement on April 25, 2013

At a meeting of the Board of Trustees on  April 25, 2013, the Board of Trustees, including the Independent Trustees (those who are not an “interested person,” as defined under the Investment Company Act of 1940), considered whether to approve the Investment Sub-Advisory Agreement for the Rx Fundamental Growth Fund.  In considering whether to approve the agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (1) the nature, extent, and quality of the services provided by Navellier & Associates, Inc.; (2) the investment performance of the Fund and Navellier & Associates, Inc.; (3) the costs of the services to be provided and profits to be realized by Navellier & Associates, Inc. and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (5) Navellier &Associates’, Inc. practices regarding brokerage and portfolio transactions; and (6) Navellier & Associates’, Inc. practices regarding possible conflicts of interest:

1.
The nature, extent, and quality of the services provided by Navellier & Associates, Inc.  In considering the nature, extent, and quality of the services provided by Navellier and Assocates the Trustees reviewed the responsibilities of Navellier & Associates, Inc. under the Investment Sub-Advisory Agreement.  The Trustees reviewed the services being provided by Navellier & Associates, Inc. to the Fund including, without limitation, the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.

The Trustees noted that Navellier & Associates, Inc. seeks to achieve the Fund’s investment objective by investing primarily in no-load, institutional, and exchange-traded funds.  The Trustees also noted that investments are selected using a proprietary screening process.  The Trustees considered that Navellier & Associates, Inc. specializes in providing portfolio management services to the Fund, has provided a continuous program of supervision of Fund assets, and been responsible for all marketing efforts with respect to the Fund.  The Trustees further noted that the principal executive and financial officers of the Fund were employees of the Navellier & Associates’, Inc. and serve without additional compensation from the Fund.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of Navellier & Associates’, Inc. business, Navellier & Associates’, Inc. compliance programs, and  Navellier & Assoicates’, Inc. Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by Navellier & Associates, Inc. were satisfactory and adequate for the Fund.

2.
Investment performance of the Fund and Navellier & Associates, Inc.  In considering the investment performance of the Fund and Navellier and Associates, the Trustees reviewed Navellier & Associates’, Inc. historical investment performance.  The Trustees also considered the consistency of Navellier & Associates’, Inc. management with its investment objectives and policies.  After reviewing the Navellier & Associates’, Inc. historical investment performance, the Navellier & Associates’, Inc. experience managing mutual funds, and other factors, the Board of Trustees concluded that the investment performance of Navellier & Associates’, Inc. was satisfactory.

(Continued)

RiskX Funds

Additional Information
(Unaudited)

3.
Costs of the services to be provided and profits to be realized by Navellier & Associates, Inc.  In considering the costs of the services to be provided and profits to be realized by Navellier & Associates, Inc. and its affiliates from the relationship with the Fund, including any benefits derived by Navellier & Associates, Inc. from the relationship with the Fund, the Trustees first noted that the management fee for the Fund would be 0.30%.  The Trustees then reviewed Navellier & Associates’, Inc. staffing, personnel, and methods of operating; the education and experience of Navellier & Associates’, Inc. personnel; Navellier & Associates’, Inc. compliance policies and procedures; the financial condition of  Navellier & Associates, Inc.; the level of commitment to the Fund and Navellier & Associates, Inc. by the principals of Navellier & Associates, Inc.; the projected asset level of the Fund; the overall expenses of the Fund, including the nature and frequency of advisory fee payments.

The Trustees reviewed the financial statements for Navellier & Associates, Inc. and discussed the financial stability and profitability of the firm.  The Trustees noted that Navellier & Associates, Inc. either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees noted that Navellier & Associates, Inc. believed that it would soon break even on its relationship with the Trust as the Fund’s assets grow.  The Trustees further noted that Navellier & Associates, Inc. and its parent company had entered into a capital contribution agreement to ensure that Navellier & Associates, Inc. had sufficient capital to provide advisory services to the Fund.

The Trustees also considered potential indirect benefits for Navellier & Associates, Inc. in managing the Fund, including promotion of Navellier & Associates’, Inc. name, the ability for Navellier & Associates, Inc. to place small accounts into the Fund, and the potential for Navellier & Associates, Inc. to generate soft dollars from Fund trades that may benefit Navellier & Associates’, Inc. other clients as well.

The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fee was lower than the peer group average.  The Trustees also noted that the Fund was in a start-up phase and would be much smaller than most of the comparable funds and the peer group average in the near future.

Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to Navellier & Associates, Inc. by the Fund were fair and reasonable in relation to the nature and quality of the services provided by Navellier & Associates, Inc. and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

4.
Extent to which economies of scale would be realized as the Fund grows.  In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees reviewed the Fund’s fee arrangements with Navellier & Associates, Inc.  The Trustees noted that although the maximum management fee will stay the same when the Fund reaches higher asset levels, Navellier & Associates, Inc. had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund will benefit from economies of scale under its agreements with service providers other than Navellier & Associates, Inc.  In particular, it was noted that the Fund’s agreement with the Administrator would determine the Fund’s gross expenses and that the agreement utilized breakpoints in the fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by Navellier and Associates.

(Continued)

RiskX Funds

Additional Information
(Unaudited)

5.
Practices regarding brokerage and portfolio transactions.  In considering Navellier & Associates’, Inc. practices regarding brokerage and portfolio transactions, the Trustees considered Navellier & Associates’, Inc. standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Fund does not allocate portfolio business to broker-dealers affiliated with Navellier & Associates, Inc. or to broker-dealers that provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that Navellier & Associates’, Inc. practices regarding brokerage and portfolio transactions were satisfactory.

6.
Practices regarding conflicts of interest. In considering Navellier & Associates’, Inc. practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of Navellier & Associates’, Inc. code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that Navellier & Associates’, Inc.  standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Having requested and received such information from Navellier & Associates, Inc. as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed amendments to the Investment Sub- Advisory Agreement, and as assisted by the advice of independent counsel, the Board of Trustees, including the Independent Trustees, approved the proposed amendments to the Investment Sub-Advisory Agreement and voted to recommend it to the shareholders of the Rx Fundamental Growth Fund for approval.

(Continued)

The RiskX Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	FolioMetrix, LLC
116 South Franklin Street	821 Pacific Street
Post Office Drawer 4365	Omaha, Nebraska 68108
Rocky Mount, North Carolina 27803

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	foliometrix.com

Semi-Annual Report 2013
November 30, 2013
(Unaudited)

Caritas All-Cap Growth Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Caritas All-Cap Growth Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Caritas All-Cap Growth Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Caritas All-Cap Growth Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Caritas All-Cap Growth Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Market risk, portfolio turnover risk, small-cap and mid-cap securities risk, micro-cap securities risk, risks related to investing in other investment companies, short sales risk, investment advisor risk, and operating risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.goodwoodcapitalmgmt.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2014.

For More Information on Your Caritas All-Cap Growth Fund:

See Our Web site @ www.goodwoodcapitalmgmt.comor
Call Our Shareholder Services Group at 800-773-3863.

3

CARITAS ALL-CAP GROWTH FUND
Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (note 1)

COMMON STOCKS - 99.46%

Consumer Discretionary - 10.95%
	Cinemark Holdings, Inc.	3,633	$119,853
	Dunkin' Brands Group, Inc.	2,560	125,389
*	Fiat SpA	7,854	62,675
	Taylor Morrison Home Corp.	3,389	74,050
			381,967
Consumer Staples - 3.91%
	Energizer Holdings, Inc.	1,237	136,503
			136,503
Financials - 2.96%
*	Green Dot Corp.	4,260	103,305
			103,305
Health Care - 21.72%
*	AP Pharma, Inc.	70,000	32,200
*	Forest Laboratories, Inc.	1,707	87,586
*	Hologic, Inc.	4,724	105,770
*	Intuitive Surgical, Inc.	228	85,933
	Quintiles Transnational Holdings, Inc.	2,635	113,806
*	Rockwell Medical, Inc.	7,890	115,431
*	Team Health Holdings, Inc.	2,760	128,975
	Teleflex, Inc.	891	87,594
			757,295
Industrials - 38.92%
	Dynamic Materials Corp.	3,500	78,435
	Franklin Electric Co., Inc.	2,844	126,558
	Generac Holdings, Inc.	2,337	124,469
*	Genesee & Wyoming, Inc.	1,059	101,876
	KBR, Inc.	3,509	118,709
*	Kirby Corp.	1,244	117,496
*	Owens Corning	2,459	96,294
*	Performant Financial Corp.	9,500	99,655
	Rollins, Inc.	3,660	102,956
*	Team, Inc.	2,381	97,431
	The ADT Corp.	2,407	97,628
*	Thermon Group Holdings, Inc.	3,651	105,149
	Valmont Industries, Inc.	626	90,588
			1,357,244
Information Technology - 13.48%
*	Cardtronics, Inc.	2,745	116,909
*	Extreme Networks, Inc.	17,949	124,745
	Methode Electronics, Inc.	3,674	106,289
*	Points International Ltd.	4,683	122,273
			470,216
			continued

4

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (note 1)
COMMON STOCKS - (Continued)
Materials - 7.52%
International Flavors & Fragrances, Inc.		1,495	$132,083
Packaging Corp. of America		2,126	130,239
			262,322

Total Common Stocks (Cost $3,168,016)			3,468,852

Total Value of Investments (Cost $3,168,016)(a) - 99.46%			$3,468,852

Other Assets Less Liabilities - 0.54%			18,549

Net Assets - 100.00%			$3,487,401

* Non-income producing investment

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	10.95%	$381,967
Consumer Staples	3.91%	136,503
Financials	2.96%	103,305
Health Care	21.72%	757,295
Industrials	38.92%	1,357,244
Information Technology	13.48%	470,216
Materials	7.52%	262,322
Total	99.46%	$3,468,852

See Notes to Financial Statements

5

Caritas All-Cap Growth Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2013

ASSETS
Investments, at value (cost $3,168,016)	$3,468,852
Cash	(77,544)
Receivables:
Investments sold	153,631
Dividends and interest	2,575
Total assets	3,547,514

LIABILITIES
Payables:
Investments purchased	15,000
Fund shares repurchased	39,203
Distributions	2
Accrued expenses
Advisory fees	3,731
Administrative fees	1,343
Other expenses	834
Total liabilities	60,113

NET ASSETS	$3,487,401

Net Assets Consist of:
Paid in Capital	$328,713
Accumulated net investment loss	(37,170)
Undistributed net realized gain on investments	2,895,022
Net unrealized appreciation on investments	300,836
Total Net Assets	$3,487,401

Shares Outstanding, no par value (unlimited authorized shares)	219,160

Net Asset Value and Redemption Price Per Share(a)	$15.91

Maximum Offering Price Per Share ($15.91 ÷ 94.25%)	$16.88

(a)	The Fund charges a redemption fee of 2% of the amount redeemed on redemptions of fund shares occuring within 30 days following the issuance of such shares.

See Notes to Financial Statements

6

Caritas All-Cap Growth Fund

Statement of Operations
(Unaudited)

As of November 30, 2013

INVESTMENT INCOME
Interest	$91
Dividends(net of withholding taxes of $144)	11,590
Total Investment Income	11,681

EXPENSES
Advisory fees (note 2)	31,396
Administration fees (note 2)	11,176
Distribution and service fees (note 3)	6,279
Total Expenses	48,851

NET INVESTMENT LOSS	(37,170)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investment transactions	2,112,686
Change in unrealized depreciation on investments	(1,601,771)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	510,915

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$473,745

See Notes to Financial Statements

7

Caritas All-Cap Growth Fund

Statements of Changes in Net Assets

	Period Ended	Year Ended
	November 30, 2013 (a)	May 31, 2013

OPERATIONS:
Net investment loss	$(37,170)	$(104,286)
Net realized gain from investment transactions	2,112,686	912,062
Change in unrealized appreciation(depreciation) on investments	(1,601,771)	842,144

Net Increase in Net Assets Resulting from Operations	473,745	1,649,920

DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain from investment transactions	-	(24,267)
Decrease in Net Assets Resulting from Distributions	-	(24,267)

CAPITAL SHARE TRANSACTIONS:
Shares sold	2,471,699	1,528,275
Reinvested dividends and distributions	-	6,731
Redemption fees	-	69
Shares redeemed	(6,882,317)	(3,436,515)
Decrease from Capital Share Transactions	(4,410,618)	(1,901,440)

Net Decrease in Net Assets	(3,936,873)	(275,787)

NET ASSETS:
Beginning of period	7,424,274	7,700,061
End of period	$3,487,401	$7,424,274

UNDISTRIBUTED NET INVESTMENT INCOME	$-	$-

TRANSACTIONS IN SHARES:
Shares Sold	170,739	119,528
Reinvested dividends and distributions	-	560
Shares redeemed	(469,291)	(265,286)
Net Decrease	(298,552)	(145,198)

(a) Unaudited

See Notes to Financial Statements

8

Caritas All-Cap Growth Fund

Financial Highlights

For a share outstanding during the	November 30,		May 31,
six month period or fiscal year ended	2013 (i)		2013		2012	2011		2010 (a)

Net Asset Value, Beginning of Period	$14.34		$11.62		$12.70	$10.41		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.17)		(0.20)		(0.16)	(0.11)		(0.04)
Net realized and unrealized gain on investments	1.74		2.96		(0.68)	2.43		0.45

Total from Investment Operations	1.57		2.76		(0.84)	2.32		0.41

Less Distributions:
From net realized gains	-		(0.04)		(0.24)	(0.03)		-
Total Distributions	-		(0.04)		(0.24)	(0.03)		-

Paid in capital
From redemption fees	0.00	(g)	0.00	(g)	-	0.00	(g)	0.00	(g)
Total paid in capital	0.00		0.00		-	0.00		0.00

Net Asset Value, End of Period	$15.91		$14.34		$11.62	$12.70		$10.41

Total Return (d)(e)	10.95%		23.82%		(6.47)%	22.34%		4.10%	(c)

Net Assets, End of Period (in thousands)	$3,487		$7,424		$7,700	$8,730		$4,864

Ratios of:
Gross Expenses to Average Net Assets(f)(h)	1.95%		1.95%		2.69%	3.61%		5.56%	(b)
Net Expenses to Average Net Assets(f)(h)	1.95%		1.95%		1.95%	1.96%		1.91%	(b)
Net Investment Income (Loss) to Average Net Assets	(1.48)%		(1.37)%		(1.34)%	(1.11)%		(1.31)%	(b)

Portfolio turnover rate	82.67%		60.68%		87.49%	126.59%		50.48%	(c)

(a)	For the time period from January 4, 2010 (Date of Initial Public Investment) to May 31, 2010.
(b) Annualized.
(c) Not annualized.
(d) Total return does not reflect sales charge, if any.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(g) Actual amount is less than $0.01 per share.
(h)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of investment funds. The expenses of the investment funds are excluded from the Fund's expense ratio.
(i) Unaudited

See Notes to Financial Statements

9

Caritas All-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Caritas All-Cap Growth Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on January 4, 2010. The investment objective of the Fund is to seek capital appreciation.  In order to achieve its investment objective the Goodwood Advisors, LLC. (“Advisor”) will seek to invest primarily in a portfolio of common stocks of companies that the Advisor believes have above-average future growth potential relative to their peers.  The Advisor also anticipates hedging the Fund’s long positions in equity securities through investments in “short” exchange traded funds (“ETF’s”).  A “short” ETF is an investment that seeks to track the opposite of the performance of an index by holding in its portfolio short positions in either the contents of the index or a representative sample of the securities in the index.

The Fund invests in companies of all sizes traded on any United States stock exchange or over-the-counter market (“Universe”).  The Universe is not limited by market capitalization or industry segmentation, and may include large-, mid-, small- and micro- cap companies.  The Advisor generally selects common stocks based on fundamental, bottom up research.  Other factors that influence investment decisions include economic and technical analysis.  The Fund will generally hold each of its equity positions from one to three years.  The Advisor, may, however, trade the Fund’s portfolio more actively if market conditions warrant.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

(Continued)

10

Caritas All-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the six month period ended November 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of November 30, 2013 for the Fund’s assets measured at fair value:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$3,468,852	$3,468,852	$-	$-
Total	$3,468,852	$3,468,852	$-	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

11

Caritas All-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays a monthly advisory fee to Goodwood Advisor, LLC (the “Advisor”) based upon the average daily net assets of the Fund and calculated at an annual rate.  For the six month period ended November 30, 2013, the Fund paid advisory fees in the amount of $31,396.

Administrator
Under the terms of an Administration Agreement with the Trust, The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expenses to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.450% if the average daily net assets are under $40 million and gradually decreases to an annual rate of 0.094% once the average daily net assets reach $1.82 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of

(Continued)

12

Caritas All-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the six month period ended November 30, 2013, $6,279 was incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
November 30, 2013	$3,596,870	$7,173,182

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended November 30, 2013.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, if applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended November 30, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the fiscal year, the Fund did not incur any interest or penalties.

At November 30, 2013, the tax-basis cost of investments for federal income tax purposes were as follows:

Cost of Investments	$3,168,016

Unrealized Appreciation	$323,889
Unrealized Depreciation	(23,053)
Net Unrealized Appreciation	300,836

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

(Continued)

13

Caritas All-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

8.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

(Continued)

14

Caritas All-Cap Growth Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Actual	$1,000.00	$1,109.50	$10.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.29	$9.85
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year.

(Continued)

15

Caritas All-Cap Growth Fund

Additional Information
(Unaudited)

4.	Approval of Advisory Agreement

The Fund’s Investment Advisory Agreement with Caritas Capital, LLC was terminated in August 2013.  Goodwood Advisors, LLC (the “Advisor”) supervises the investments of the Fund pursuant to an interim Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on October 31, 2013, the Trustees unanimously approved the an Investment Advisory Agreement for two years. pending shareholder approval.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services provided and profits realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Advisor’s finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Funds.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Advisory Agreement.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement, as well as the nature, extent, and quality of the services provided by the Advisor to the Fund under the proposed Investment Advisory Agreement. In that regard, the Trustees reviewed the services to be provided by the Advisor to the Fund, including, without limitation, the anticipated quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the investment objectives and limitations of the Fund; its coordination of services for the Fund among their respective service providers; and its efforts to promote the Fund, grow the assets of the Fund, and otherwise assist in the distribution of the Fund's shares.  The Board also noted that due to the change in investment strategy proposed by the Advisor, the Fund may achieve costs savings by investing directly in certain securities rather than investing through other funds.  The Trustees also noted that personnel of the Advisor would serve as officers of the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s registration documents on file with the Securities and Exchange Commission), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor would be satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and Advisor, the Trustees noted that the Fund’s prior performance was attributable to the Fund’s prior investment advisor. Thus, the ability of the Trustees to consider the investment performance of the Fund with respect to the Advisor was limited. In that regard, the Trustees noted that the Advisor only recently had registered with the SEC as an investment adviser.

Given these circumstances, the Trustees reviewed the performance of similar accounts managed by Goodwood Capital Management, LLC, an affiliate of the Advisor (“GCM”), with an investment strategy similar to the Fund and compared that performance with benchmark indices. It was noted that the Advisor and GCM shared investment personnel and that the personnel responsible for the investment performance of GCM would be responsible for the management of the Fund.  In addition, the Board noted that, in pursuing the strategies similar to those of the Fund, GCM used similar investment strategies in managing assets.  Thus, after considering GCM's investment performance for the prior eighteen months, The Advisor’s experience (including that of its personnel) and other factors, the Board concluded the investment of the Fund and the Advisor was satisfactory.

(Continued)

16

Caritas All-Cap Growth Fund

Additional Information
(Unaudited)

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any indirect benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund is 1.25% of average daily new assets.  In considering the profitability of the Advisor in providing the services contemplated under the Investment Advisory Agreement, the Board of Trustees considered the nature of the services to be provided by the Advisor. In particular, the Trustees noted that, as presented at the Board Meeting, the Advisor would be responsible for overseeing a portfolio comprised of individual equity securities of small- and mid-capitalization issuers. The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm. The Trustees also noted that the Advisor and its parent company had entered into a capital contribution agreement to ensure that the Advisor had sufficient capital to provide advisory services to the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of the Fund, the nature of its investment strategy, and its style of investment management, among other factors. It was noted that the proposed management fee and expense ratio under the proposed Investment Advisory Agreement would both higher than of the comparable funds. It was noted that the proposed management fee and expense ratio would be higher than the peer group average. The Trustees pointed out that the Fund was much smaller than the industry average and the comparable funds that had been identified. Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm's length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered the Fund’s fee arrangements with the Advisor.  The Trustees reviewed the Fund's fee arrangement with the Advisor in order to evaluate the extent to which economies of scale would be realized as the Fund grow and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Trustees noted that the Fund had only recently commenced operations and, consequently, they had no operational history with which to evaluate the realization of economies of scale. The Trustees reviewed the fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale as the Fund grow. The Trustees determined that the maximum management fee would stay the same when the Fund reaches higher asset levels and, therefore, did not reflect economies of scale. The Trustees noted that the Fund was in a start-up phase and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.   The Trustees noted that the Fund will benefit from economies of scale under the agreement with the Fund's administrator since it utilized breakpoints. The Trustees also noted that the Advisor was contractually bound to make payments to the Fund's administrator at lower asset levels in order to help limit the Fund's expenses. The Trustees determined that these arrangements provided potential savings for the benefit of the Fund’s investors.  Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

In considering The Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered The Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the projected portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluate the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that The Advisor’s practices regarding brokerage and portfolio transactions were satisfactory

In considering The Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of The Advisor’s code of ethics. Following further consideration and discussion, the Board of Trustees indicated that The Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

(Continued)

17

Caritas All-Cap Growth Fund

Additional Information
(Unaudited)

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

18

Caritas All-Cap Growth Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Goodwood Advisors, LLC
116 South Franklin Street	450 Laurel Street
Post Office Drawer 4365	Suite 2105
Rocky Mount, North Carolina 27803

Telephone:	Telephone:

800-773-3863	225-361-8886

World Wide Web @:	World Wide Web @:

ncfunds.com	goodwoodcapitalmgmt.com

Semi-Annual Report 2013
November 30, 2013
(Unaudited)

Presidio Multi-Strategy Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Presidio Multi-Strategy Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Presidio Multi-Strategy Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Presidio Multi-Strategy Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Presidio Multi-Strategy Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, common stocks, large-cap securities risk, small-cap and mid-cap securities risk, risks from other investment companies, fixed income risk, corporate debt securities risk, convertible securities risk, high-yield risk, ETN risk, sector risk, derivative risk, risks from purchasing options, risks from writing options, short sales risk, foreign investment risk, currency risk, investment advisor risk, and operating risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2014.

For More Information on Your Presidio Multi-Strategy Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

3

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of November 30, 2013
		Shares	Value (note 1)

EXCHANGE TRADED PRODUCTS - 0.49%
* ProShares Ultra Gold		77	$3,440

Total Exchange Traded Products (Cost $3,574)			3,440

SHORT-TERM INVESTMENT - 100.11%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		702,591

Total Short-Term Investment (Cost $702,591)			702,591

Total Value of Investments (Cost $706,165) - 100.60%			$706,031

Liabilities in Excess of Other Assets - (0.60)%			(4,238)

Net Assets - 100%			$701,793

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange Traded Products	0.49%	$3,440
Short-Term Investment	100.11%	702,591
Total	100.60%	$706,031

See Notes to Financial Statements

5

Presidio Multi-Strategy Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2013

Assets:
Investments, at value (cost $706,165)	$706,031
Cash	1,462
Dividends and interest	18
Transaction losses	(21)

Total assets	707,490

Liabilities:
Payables:
Fund shares repurchased	2,843
Accrued expenses
Advisory fees	1,208
Administration fees	604
Other expenses	1,042

Total liabilities	5,697

Net Assets	$701,793

Net Assets Consist of:
Paid in Capital	$1,879,475
Accumulated net investment loss	(114,661)
Accumulated net realized loss on investments	(1,062,886)
Net unrealized depreciation on investments	(134)

Total Net Assets	$701,793
Shares Outstanding, no par value (unlimited authorized shares)	79,098
Net Asset Value and Redemption Price Per Share (a)	$8.87

Maximum Offering Price Per Share ($8.87 ÷ 95.75%)	$9.26

(a)	The fund charges a 2% redemption fee on redemptions made within 30 days of initial purchase.

See Notes to Financial Statements

6

Presidio Multi-Strategy Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2013

Investment Income:
Interest	$680
Dividends	62,536
Miscellaneous Income	(3)

Total Investment Income	63,213

Expenses:
Advisory fees (note 2)	31,579
Administration fees (note 2)	15,761
Distribution and service fees (note 3)	7,895
Interest Expense	(95)
Other Operating Expenses	14,367

Total Expenses	69,507

Net Investment Loss	(6,294)

Realized and Unrealized Loss on Investments

Net realized loss from investment transactions	(203,280)
Change in unrealized depreciation on investments	(374,929)

Realized and Unrealized Loss on Investments	(578,209)

Net Decrease in Net Assets Resulting from Operations	$(584,503)

See Notes to Financial Statements

7

Presidio Multi-Strategy Fund

Statements of Changes in Net Assets

	November 30,	May 31,
For the period ended	2013(a)	2013

Operations:
Net investment (loss) income	$(6,294)	$112,497
Net realized loss from investment transactions	(203,280)	(681,183)
Change in unrealized appreciation(depreciation) on investments	(374,929)	317,268

Net Decrease in Net Assets Resulting from Operations	(584,503)	(251,418)

Distributions to Shareholders From:
Net investment income	-	(146,471)
Net realized gain from investment transactions	-	(32,155)

Decrease in Net Assets Resulting from Distributions	-	(178,626)

Shares of Beneficial Interest Transactions
Shares sold	764,074	6,584,195
Reinvested dividends and distributions	-	167,792
Shares repurchased	(8,911,100)	(3,731,562)

(Decrease) Increase from Capital Share Transactions	(8,147,026)	3,020,425

Net (Decrease) Increase in Net Assets	(8,731,529)	2,590,381

Net Assets:
Beginning of period	9,433,322	6,842,941
End of period	$701,793	$9,433,322

Undistributed Net Investment Income	$-	$-

Share Information:
Shares Sold	88,395	641,274
Reinvested Distributions	-	16,073
Shares repurchased	(985,467)	(361,837)
Net Increase in Capital Shares	(897,072)	295,510
Shares Outstanding, Beginning of Period	976,169	680,659
Shares Outstanding, End of Period	79,097	976,169

(a) Unaudited.

See Notes to Financial Statements

8

Presidio Multi-Strategy Fund

Financial Highlights

For a share outstanding during the	November 30,	May 31,
fiscal year or period ended	2013(j)	2013	2012		2011 (a)

Net Asset Value, Beginning of Period	$9.66	$10.05	$10.68		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(1.34)	0.11	0.10	(i)	0.09
Net realized and unrealized gain (loss) on investments
options written and securities sold short	(0.33)	(0.33)	(0.51)		0.87

Total from Investment Operations	(14.28)	(0.22)	(0.41)	(i)	0.96

Less Distributions:
Dividends (from net investment income)	-	(0.14)	(0.22)		(0.05)
Distributions (from capital gains)	-	(0.03)	(0.00)	(f)	(0.23)

Total Distributions	-	(0.17)	(0.22)		(0.28)

Net Asset Value, End of Period	$8.87	$9.66	$10.05	(i)	$10.68

Total Return (d)(e)	(8.65)%	(2.27)%	(3.87)%	(i)	9.74%	(c)

Net Assets, End of Period (in thousands)	$702	$9,433	$6,843	(i)	$4,644
Average Net Assets for the Period (in thousands)	$6,281	$10,158	$5,897	(i)	$3,405

Ratios of:
Total Expenses to Average Net Assets (g)	2.21%	2.57%	2.86%	(i)	1.74%	(b)
Total Expenses to Average Net Assets, excluding dividend
and interest expense (g)	2.21%	1.75%	1.76%		1.74%	(b)
Net Investment Income to Average Net Assets (h)	(0.20)%	1.11%	0.99%	(i)	1.24%	(b)

Portfolio turnover rate	317.50%	51.25%	4.90%		51.01%	(c)

(a)	For the period from July 7, 2010 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized.
(c) Not annualized.
(d) Total return does not reflect sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) Actual amount is less than $0.01 per share
(g)	Does not include expenses of the investment companies in which the Fund invests.
(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(i)	Net investment income, Total from Investment Operations, Net Asset Value End of Period, Total Return, Net Assets
End of Period, Average Net Assets for the Period, Total Expenses to Average Net Assets, and Net Investment Income to
to Average Net Assets for the year ended May 31, 2012 were restated. See Note 7 for more information.
(j) Unaudited.

See Notes to Financial Statements

9

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Presidio Multi-Strategy Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.  The investment objective of the Fund is to seek capital appreciation without regard to current income.

The Fund’s investment advisor, CV Investment Advisor, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a globally diversified portfolio of (i) domestic and foreign equity securities, (ii) domestic and foreign government and corporate debt securities, including Exchange Traded Notes (“ETNs”) and “junk bonds” and (iii) options and futures on currencies and commodities. The Fund may invest in these securities directly or indirectly through investments in other investment companies including Exchange Traded Funds (“ETFs”). The Fund’s investment policy may be changed without shareholder approval upon prior written notice to shareholders.

The Advisor’s methodology is based upon analysis that seeks to measure the risk and volatility of asset classes, macroeconomic factors of relative valuations between asset classes, world economies, economic sectors, and individual securities within those asset classes and industry sectors relative to the potential and expected return of those asset classes and individual securities within asset classes over comparable time periods. The Fund’s portfolio is constructed using a multi-faceted analysis designed to contribute to and balance the level of risk and return of the Fund’s portfolio.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Fund’s investments in securities are carried at fair value. Investments in funds within the Presidio Multi-Strategy Fund are valued based on the net asset values as reported by the underlying funds Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4:00 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option.  Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase

(Continued)

10

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund have realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.  Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.  The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Exchange Traded Products	$3,440	$3,440	$-	$-
Short-Term Investment	709,215	709,215	-	-
Total Assets	$712,655	$712,655	$-	$-

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statements of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

(Continued)

11

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

12

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 1.00% of the average daily net assets of the Fund.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.   In accordance with these terms, the Fund paid $31,579 in advisory fees for the period ended November 30, 2013.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.500% if the average daily net assets are under $51 million and gradually decreases to an annual rate of 0.078% if the average daily net assets are $1,095,000,000 or more.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the maximum of 1.75% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums. The Fund paid $15,761 in administration fees for the period ended November 30, 2013.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

(Continued)

13

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended November 30, 2013, $7,895 in fees were incurred by the distributor.

4.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
November 30, 2013	$12,876,117	$20,911,151

There were no long-term purchases or sales of U.S Government Obligations during the period ended November 30, 2013.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, if applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the period ended November 30, 2013, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

At November 30, 2013, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$712,789

Unrealized Appreciation	$0
Unrealized Depreciation	(134)
Net Unrealized Appreciation	$(134)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

14

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

7.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

Leverage
The Fund intends to utilize leverage, including the use of borrowed funds, in equity trading and may use leverage as well in certain types of options, such as puts, calls, and warrants.  While such strategies and techniques increase the opportunity to achieve higher returns on amounts invested, they also substantially increase the risk of loss.

8.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

9.	Subsequent Events

In preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

(Continued)

15

Presidio Multi-Strategy Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30,is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Presidio Multi-Strategy Fund	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 913.50	$13.86
	$1,000.00	$ 1,010.58	$14.57
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

4.	Approval of Advisory Agreement

The Fund’s Investment Advisory Agreement with Presidio Capital, LLC was terminated in August 2013.  CV Investment Advisors, LLC (the “Advisor”) The Advisor supervises the investments of the Fund pursuant to an interim Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on December 16, 2013, the Trustees unanimously approved an Investment Advisory Agreement for two years. pending shareholder approval.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably

(Continued)

16

Presidio Multi-Strategy Fund

Additional Information
(Unaudited)

necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services provided and profits realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Advisor’s finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Funds.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Advisory Agreement.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement, as well as the nature, extent, and quality of the services provided by the Advisor to the Fund under the proposed Investment Advisory Agreement. In that regard, the Trustees reviewed the services to be provided by the Advisor to the Fund, including, without limitation, the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the investment objectives and limitations of the Fund; its coordination of services for the Fund among their respective service providers; and its efforts to promote the Fund, grow the assets of the Fund, and otherwise assist in the distribution of the Fund's shares.  The Trustees also noted that personnel of the Advisor would serve as officers of the Fund without additional compensation. After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor's business, the Advisor's compliance programs, and the Advisor's registration documents on file with the Securities and Exchange Commission), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor would be satisfactory and adequate for the Fund.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any indirect benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund is 1.00% of average daily new assets. The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of the Fund, the nature of its investment strategy, and its style of investment management, among other factors. It was noted that the proposed management fee and expense ratio under the proposed Investment Advisory Agreement would both higher than of the comparable funds. It was noted that the proposed management fee would be higher than the peer group average but that the expense ratio would be lower than the peer group average. The Trustees pointed out that the Fund was much smaller than the industry average and the comparable funds that had been identified. Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm's length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangements with the Advisor.  The Trustees reviewed the Fund's fee arrangement with the Advisor in order to evaluate the extent to which economies of scale would be realized as the Fund grow and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Trustees noted that the Fund had only recently commenced

(Continued)

17

Presidio Multi-Strategy Fund

Additional Information
(Unaudited)

operations and, consequently, they had no operational history with which to evaluate the realization of economies of scale. The Trustees reviewed the fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale as the Fund grow. The Trustees determined that the maximum management fee would stay the same when the Fund reaches higher asset levels and, therefore, did not reflect economies of scale. The Trustees noted that the Fund was in a start-up phase and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future. The Trustees noted that the Fund will benefit from economies of scale under the agreement with the Fund's administrator since it utilized breakpoints. The Trustees also noted that the Advisor was contractually bound to make payments to the Fund's administrator at lower asset levels in order to help limit the Fund's expenses. The Trustees determined that these arrangements provided potential savings for the benefit of the Fund’s investors. Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the projected portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluate the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor's code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

(Continued)

18

Presidio Multi-Strategy Fund
Is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	CV Investment Advisors, LLC
116 South Franklin Street	300 Conshohocken State Road
Post Office Drawer 4365	Suite 200
Rocky Mount, North Carolina 27803	West Conshohocken, Pennsylvania
19428-3801

Telephone:	Telephone:

800-773-3863	650-341-1019

World Wide Web @:	World Wide Web @:

ncfunds.com	cv-advisors.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/D. Jerry Murphey
Date: January 31, 2014	D. Jerry Murphey President and Principal Executive Officer RiskX Funds

By: (Signature and Title)	/s/Ryan D. Thibodeaux
Date: February 5, 2014	Ryan D. Thibodeaux President, Treasurer, Principal Executive Officer and Principal Financial Officer Caritas All-Cap Growth Fund

By: (Signature and Title)	/s/Brenda A. Smith
Date: January 30, 2014	Brenda A. Smith President, Treasurer, Principal Executive Officer and Principal Financial Officer Presidio Multi-Strategy Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/D. Jerry Murphey
D. Jerry Murphey
Date: January 31, 2014	President and Principal Executive Officer, RiskX Funds

By: (Signature and Title)	/s/Julie M. Koethe
Julie M. Koethe
Date: January 30, 2014	Treasurer and Principal Financial Officer, RiskX Funds

By: (Signature and Title)	/s/Ryan D. Thibodeaux
Ryan D. Thibodeaux
Date: January 31, 2014	President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund

By: (Signature and Title)	/s/Brenda A. Smith
Brenda A. Smith
Date: January 30, 2014	President, Treasurer, Principal Executive Officer and Principal Financial Officer, Presidio Multi-Strategy Fund